                           [LOGO] LEADER MUTUAL FUNDS


                                  ANNUAL REPORT

                                 AUGUST 31, 2002




                                                     LEADER Growth & Income Fund
                                                            LEADER Balanced Fund
                                                     LEADER Tax-Exempt Bond Fund
                                        LEADER Intermediate Government Bond Fund
                                                     LEADER Short Term Bond Fund
                                             LEADER Tax-Exempt Money Market Fund
                                                        LEADER Money Market Fund
                                               LEADER Treasury Money Market Fund

TABLE OF CONTENTS


LEADER MUTUAL FUNDS

ANNUAL REPORT

AUGUST 31, 2002


Glossary of Terms ...........................................................  1

Letter from the President ...................................................  2

LEADER Growth & Income Fund .................................................  3

LEADER Balanced Fund ........................................................  5

LEADER Tax-Exempt Bond Fund .................................................  7

LEADER Intermediate Government Bond Fund ....................................  9

LEADER Short Term Bond Fund ................................................. 11

LEADER Tax-Exempt Money Market Fund ......................................... 13

LEADER Money Market Fund .................................................... 14

LEADER Treasury Money Market Fund ........................................... 15

Schedules of Portfolio Investments .......................................... 17

Statements of Assets and Liabilities ........................................ 35

Statements of Operations .................................................... 38

Statements of Changes in Net Assets ......................................... 41

Financial Highlights ........................................................ 49

Notes to the Financial Statements ........................................... 53

Independent Auditors' Report ................................................ 61

GLOSSARY OF TERMS

LIPPER LEADERS
   THE LEADER GROWTH & INCOME FUND, Institutional Class, received a Lipper Leaders designation for Consistent Return among 622 funds in the Lipper Large-Cap Core Fund Classification.

   THE LEADER INTERMEDIATE GOVERNMENT BOND FUND, Institutional Class, received a Lipper Leaders designation for Consistent Return among 84 funds in the Lipper Intermediate U.S. Government Fund Classification.

   A Lipper Leader for Consistent Return reflects the degree of a fund's historical success in achieving superior risk-adjusted returns, adjusted for volatility, relative to peers for the three years ended August 31, 2002. The ratings are subject to change every month. Twenty percent of the funds analyzed are named Lipper Leaders for Consistent Returns.

MORNINGSTAR RATINGS
   For the three- and five-year periods ended August 31, 2002 the LEADER GROWTH & INCOME FUND, Institutional Class, received 3 and 4 stars, respectively. It was rated among 928 large blend funds for the three-year period and 599 large blend funds for the five-year period, but was not rated for the ten-year period.

   For the three- and five-year periods ended August 31, 2002 the LEADER Intermediate Government Bond Fund, Institutional Class, received 4 and 3 stars, respectively. It was rated among 513 intermediate-term bond funds for the three-year period and 397 intermediate-term bond funds for the five-year period, but was not rated for the ten-year period.

   For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall rating for the fund was derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating(TM) metrics.

   The Lipper Leader Designations and Morningstar ratings are for the Institutional Class only. Other share classes may have different performance characteristics.
--------------------------------------------------------------------------------
   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   The LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is generally representative of the total return of long-term government and corporate bonds.

   The LEHMAN BROTHERS MUNICIPAL 5-YEAR BOND INDEX generally tracks bonds with a maturity range of four to six years.

   The LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX generally tracks investment grade corporate debt issues, as well as U.S. government securities with a maturity range of one to 10 years.

   The LEHMAN BROTHERS 1-3-YEAR GOVERNMENT/CREDIT INDEX generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury with a maturity range of one to three years.

   The S&P 500 INDEX is generally representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

   The LIPPER LARGE-CAP CORE INDEX consists of managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 33% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index.

   The LIPPER BALANCED FUNDS INDEX consists of managed mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%.

   The LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX consists of managed mutual funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

   The LIPPER INTERMEDIATE U.S. GOVERNMENT BOND FUNDS INDEX consists of managed mutual funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government or U.S. Government agencies and instrumentalities with dollar-weighted average maturities of five to ten years.

   The LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX consists of managed mutual funds that invest at least 65% of their assets in investment-grade debt issues with dollar-weighted average maturities of less than three years.

   Investors cannot invest directly in an index, but they can invest in its underlying funds or securities, or in other investment products designed to track the return of a specific index.

LETTER FROM THE PRESIDENT

DEAR SHAREHOLDER,

   We are pleased to provide you with this annual report for the LEADER Mutual Funds. Throughout the pages of this report, you will find information on fund strategy, investments, and performance for the 12-month period ended August 31, 2002.


CHALLENGES TEST INVESTORS' RESOLVE

   Extended stock market downturns, such as we have witnessed since 2000, can cause even the most seasoned investor some anxiety. Understandably, this sense of uneasiness is a growing concern within the investment community. Nevertheless, it's important to maintain perspective even in the face of negative returns. Bear markets are part of the regular and expected cycles that the stock market moves through. And they often give way to extended bull markets that lead stocks to new highs.

   Experience has shown us that there are two essential strategies for dealing with market downturns. The first is to invest in a broadly diversified portfolio of stock and bond mutual funds. These distinct asset classes tend to work well together and often perform inversely of each other. For example, when the climate is ripe for bonds, stocks generally are in a down mode; and when stocks are on the upswing, bonds often pull back. In recent quarters, bonds have been performing well and investors were drawn to the perceived advantages--including stability and quality-- associated with certain fixed income investments. Of course, no one knows when these tides will change, so the best policy may be to remain invested in both stocks and bonds to better prepare for whatever the markets will bring.

   The second strategy is to focus on long-term performance, not short-term disappointments. As we have witnessed time and again, stock returns can swing dramatically within short periods of time. However, such volatility tends to subside as time passes, underscoring the need to develop a diversified, long-term investment strategy. It also reminds us of the need to remain committed to that lasting plan for the long haul.


LEADER FUNDS DRAW RECOGNITION

   For the LEADER Funds, we are pleased to report that the fiscal year was not entirely devoid of good news. In fact, two LEADER Funds recently were recognized for outstanding performance. The Institutional Share classes of the LEADER Growth & Income Fund and the LEADER Intermediate Government Bond Fund recently received the Lipper Leader for Consistent Return designation for the three-year period ended August 31, 2002. This rating reflects the degree of a fund's historical success in achieving risk-adjusted returns, adjusted for volatility and relative to peers.(1)

   In addition, Morningstar, a leading mutual fund evaluation firm, recently awarded the Institutional Share class of the LEADER Growth & Income Fund four stars out of a possible five in the Large Blend category for the overall period examined and for the trailing five-year period through August 31, 2002.(1)


OUR THANKS TO YOU

   We extend our appreciation to you for your continued support of the LEADER Mutual Funds, and we look forward to helping you work toward your investment goals. Feel free to call us (800-219-4182) at any time if we can be of assistance.

   Sincerely,


   /s/ Walter B. Grimm

   Walter B. Grimm
   President

   (1) See Glossary of Terms for additional information.

LEADER GROWTH & INCOME FUND

                       PORTFOLIO MANAGER: Gary J. Guthrie, Senior Vice President

   OBJECTIVE

The LEADER Growth & Income Fund seeks long-term growth of capital, current income and growth of income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility.

   Q&A

HOW DID THE FUND PERFORM?

   For the 12-month period ended August 31, 2002, the Fund's Investor Shares (exclusive of sales load) posted a total return of -16.56%. That compares to a total return of -18.83% for the Fund's peer group, the Lipper Large- Cap Core Funds Index, and a total return of -17.99% for the Fund's benchmark, the S&P 500 Index.(1)

   The period started on a negative note, with the terrorist attacks of September 11, 2001, rocking an already-struggling economy and the U.S. financial markets. The stock market made a surprising rebound within a few months of the terrorist strikes; however, a rash of corporate accounting and earnings scandals rattled investor confidence and sent the market tumbling into negative territory for the fiscal year. The economy continued to grow, albeit at a sluggish pace, as corporate profits and capital spending remained in the doldrums.


WHAT WERE YOUR INVESTMENT STRATEGIES?

   Our primary strategy during this challenging period was to adhere to our conservative investment principles, and this dedication led to the Fund out-performing its peer group market benchmark. We maintained a diversified portfolio consisting primarily of high-quality stocks with predictable earnings streams and a history of earnings growth.

   In particular, we over-weighted stocks in the consumer, energy and health care sectors. We maintained a higher degree of confidence in the earnings streams and earnings outlooks of companies in those industries. Furthermore, companies in those sectors offer what we believe are strong capitalization, high-quality management and a superior outlook relative to their competitors.(2)


HOW WAS THE FUND INVESTED?

   We looked for investments on a stock-by-stock basis, searching for growth at a reasonable price. This practice resulted in a diversified portfolio that offered exposure to stocks of different styles.


WHAT IS YOUR MARKET OUTLOOK, AND HOW DO YOU PLAN TO POSITION THE FUND?

   We remain cautiously optimistic on the economic front, due to an environment of low inflation, low interest rates and positive consumer spending. Nevertheless, lackluster business spending and sagging investor confidence remain negative influences on stocks. We expect the environment to improve gradually, as improving corporate earnings and ongoing economic growth restore investor confidence. In the meantime, we plan to continue focusing on companies that have a more predictable earnings stream and reliable earnings growth.

--------------------------------------------------------------------------------
(1) See Glossary of Terms for additional information.
(2) The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                     LEADER GROWTH & INCOME FUND

GROWTH OF A $10,000 INVESTMENT(+)


         Institutional   Investor*  S&P 500 Index         Lipper Large-Cap      Investor
                                                          Core Funds Index      (exclusive of sales load)
9/1/94   10000           9451       10000                 10000                 10000
         9792            9254       9756                  9790                  9791
         9954            9408       9975                  9948                  9955
         9577            9048       9612                  9598                  9574
12/94    9601            9065       9754                  9687                  9592
         9779            9228       10007                 9858                  9764
         10117           9554       10396                 10196                 10109
         10278           9700       10703                 10450                 10263
         10497           9906       11018                 10680                 10481
         10886           10266      11457                 11025                 10862
         11126           10489      11723                 11315                 11098
         11468           10815      12112                 11701                 11443
         11436           10780      12142                 11719                 11407
         11882           11192      12654                 12157                 11842
         12094           11389      12609                 12100                 12051
         12486           11758      13162                 12573                 12441
12/95    12606           11870      13415                 12763                 12559
         12902           12144      13871                 13139                 12849
         13041           12273      14000                 13299                 12985
         13095           12324      14135                 13420                 13040
         13317           12530      14343                 13615                 13258
         13713           12899      14712                 13886                 13648
         13765           12942      14769                 13907                 13693
         13384           12581      14116                 13338                 13312
         13583           12762      14415                 13642                 13503
         14384           13516      15225                 14349                 14301
         14683           13791      15645                 14634                 14592
         15654           14700      16826                 15583                 15554
12/96    15364           14425      16493                 15295                 15263
         16545           15532      17523                 16132                 16434
         16528           15506      17661                 16112                 16407
         15943           14957      16936                 15422                 15826
         16898           15849      17946                 16277                 16770
         17912           16792      19044                 17264                 17768
         18312           17170      19890                 18013                 18167
         19834           18585      21473                 19436                 19664
         18962           17770      20271                 18447                 18802
         19808           18551      21380                 19397                 19628
         18899           17702      20667                 18798                 18730
         19619           18370      21623                 19413                 19437
12/97    19814           18551      21994                 19765                 19628
         20331           19022      22237                 19960                 20127
         21723           20326      23840                 21375                 21506
         22275           20832      25060                 22432                 22042
         22820           21338      25316                 22660                 22577
         22425           20961      24882                 22273                 22178
         23452           21921      25892                 23330                 23194
         23364           21835      25618                 23142                 23103
         20637           19280      21917                 19679                 20399
         22225           20755      23322                 20656                 21960
         23371           21818      25216                 22206                 23085
         24473           22847      26744                 23527                 24174
12/98    25848           24125      28284                 25089                 25526
         27032           25223      29466                 25966                 26688
         25911           24168      28550                 25164                 25572
         26911           25094      29692                 26177                 26552
         27292           25446      30842                 26878                 26924
         26567           24760      30115                 26165                 26198
         27734           25840      31781                 27625                 27341
         27261           25395      30793                 26814                 26869
         27598           25703      30641                 26541                 27196
         26965           25111      29802                 25822                 26570
         28560           26587      31687                 27404                 28131
         29370           27333      32331                 28076                 28920
12/99    30547           28422      34233                 29944                 30073
         29455           27401      32513                 28733                 28993
         29124           27084      31898                 28724                 28657
         31553           29340      35017                 31221                 31044
         30937           28756      33964                 30201                 30426
         30606           28439      33267                 29432                 30091
         31175           28962      34087                 30509                 30644
         30502           28328      33554                 30034                 29973
         32235           29931      35637                 32106                 31670
         30160           28002      33756                 30396                 29628
         30142           27976      33613                 30044                 29601
         27711           25711      30965                 27402                 27205
12/00    27615           25618      31117                 27737                 27106
         28445           26380      32220                 28522                 27912
         26287           24369      29284                 25868                 25785
         24980           23153      27430                 24280                 24497
         26378           24431      29560                 26125                 25850
         26502           24547      29758                 26273                 25972
         25589           23690      29034                 25575                 25065
         25609           23699      28748                 25204                 25075
         24506           22676      26951                 23720                 23993
         23162           21433      24774                 21920                 22677
         23431           21673      25247                 22436                 22932
         24931           23054      27183                 23906                 24393
12/01    24555           22697      27421                 24177                 24015
         24198           22358      27022                 23796                 23656
         23706           21911      26500                 23397                 23184
         24567           22696      27497                 24193                 24014
         23089           21328      25831                 22928                 22567
         22838           21096      25641                 22761                 22321
         21469           19834      23815                 21189                 20986
         20211           18670      21959                 19615                 19754
8/31/02  20492           18921      22103                 19776                 20020





PERFORMANCE INFORMATION(+)               AVERAGE ANNUAL TOTAL RETURNS
  AS OF 8/31/2002                                                SINCE INCEPTION
   INVESTOR SHARES*                  1 YEAR     3 YEAR    5 YEAR    (9/1/99)
     (EXCLUSIVE OF SALES LOAD)      -21.14%    -11.39%     0.12%      8.30%
   INSTITUTIONAL SHARES             -16.56%     -9.71%     1.26%      9.06%
                                    -16.38%     -9.45%     1.56%      9.38%

* Reflects the maximum sales load of 5.50%.


TOP 10 EQUITY HOLDINGS(2)                     EQUITY INDUSTRY DIVERSIFICATION(2)
  AS OF 8/31/2002                               AS OF 8/31/2002
               (as a % of net assets)                     (as a % of net assets)


   Pfizer                          4.3%     Health Care                    19.0%
   Exxon Mobil                     3.6%     Consumer Staples               17.3%
   Anheuser-Busch Companies        2.9%     Financial Services             15.5%
   Fannie Mae                      2.7%     Energy                         12.6%
   General Electric                2.7%     Information Technology          9.7%
   Amgen                           2.6%     Industrials                     6.9%
   Philip Morris Companies         2.5%     Consumer Discretionary          6.4%
   Johnson & Johnson               2.4%     Materials                       6.3%
   Lockheed Martin                 2.1%     Telecommunication Services      4.0%
   Procter & Gamble                2.0%     Utilities                       2.3%

--------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

(+) The Investor Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until October 26, 2000. The performance shown for the Investor Share Class prior to October 26, 2000 reflects the historical performance of the Institutional Share Class dating back to September 1, 1994.

The performance of the LEADER Growth & Income Fund is measured against the S&P 500 Index, an unmanaged index which is generally representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

     LEADER BALANCED FUND

                      PORTFOLIO MANAGERS: Gary J. Guthrie, Senior Vice President
                                                 and Lucy Kasson, Vice President

   OBJECTIVE

The LEADER Balanced Fund seeks to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Balanced Fund invests in a combination of equity securities, fixed income securities and money market instruments. Under normal market conditions the Fund will invest at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities.

   Q&A

HOW DID THE FUND PERFORM?

   For the 12 months ended August 31, 2002, the Fund's Investor Shares (exclusive of sales load) posted a total return of -2.48%. This compared to a -17.99% and 7.90% return for the Fund's benchmarks, the S&P 500 Index and the Lehman Brothers Government/Credit Bond Index, respectively. The Fund's performance was significantly better than the average performance of its peer group, the Lipper Balanced Funds Index, which showed a total return of -9.32% for the same period.(1)

   Beginning with the terrorist attacks of September 11, 2001, and ending with a still-shaky economy and investor skepticism, the 12-month period represented a challenging environment for stocks. A sluggish economy led to disappointing corporate earnings, while high-profile corporate accounting scandals and bankruptcies rattled investor confidence. Bonds, on the other hand, benefited strongly from declining interest rates and a slow-growth economy. Overall, the Fund's favorable weighting toward the bond market and its conservative investment policies within the equity market helped calm the turbulent waters and led to stronger performance relative to other balanced funds.


WHAT WERE YOUR STRATEGIES?

   We structured the Fund to favor fixed income securities during the year, with an net asset allocation of 52.9% bonds, 45.6% stocks, and 1.5% cash as of August 31, 2002.2

   Within the bond portfolio, our objective was to purchase high-quality securities offering high coupons and good call protection. The call feature refers to the bond issuer's ability to repay the bond before its maturity date. In a low interest rate environment, bond issuers often call their bonds so they can refinance their debt at a lower interest rate. Investors who hold those bonds then have to reinvest their proceeds when interest rates are low and bond prices are high. However, when a bond has call protection, its issuer cannot call the debt within a specified period, and investors continue to earn relatively higher coupons. Within this context, we primarily focused on government and high-quality corporate bonds with intermediate-term maturities, which offered the marketability, quality and performance advantages we desired.

   Our primary strategy within the Fund's stock portfolio was to maintain a mix of high-quality stocks with a record of predictable earnings streams. We focused on companies offering strong capitalization, high-quality management and a superior outlook relative to their competitors.


WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

   Looking ahead, we plan to adjust the Fund's asset mix according to where we see the best opportunities to capture value. In particular, we will watch for signs of improvement in the stock market so that we may gradually increase the Fund's exposure to stocks.

--------------------------------------------------------------------------------
(1) See Glossary of Terms for additional information.
(2) The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                            LEADER BALANCED FUND

GROWTH OF A $10,000 INVESTMENT(+)

         Institutional   Investor*  S&P 500 Index         Lehman Brothers       Lipper Balanced      Investor(exclusive
                                                          Government/Credit     Funds Index          of sales load)
                                                          Bond Index
1/3/01   10000           9454       10000                 10000                 10000                10000
         10060           9511       10355                 10168                 10212                10060
         9830            9247       9411                  10273                 9816                 9781
3/01     9643            9071       8815                  10320                 9499                 9595
         9764            9175       9500                  10242                 9897                 9705
         9824            9232       9563                  10301                 9986                 9765
6/01     9634            9058       9331                  10351                 9833                 9580
         9817            9220       9239                  10609                 9826                 9752
         9665            9077       8661                  10745                 9546                 9601
9/01     9554            8968       7962                  10844                 9087                 9485
         9717            9121       8114                  11119                 9239                 9648
         9850            9236       8736                  10936                 9607                 9769
12/01    9743            9139       8812                  10850                 9676                 9666
         9702            9091       8684                  10930                 9592                 9615
         9743            9129       8516                  11023                 9526                 9656
3/02     9702            9095       8837                  10799                 9735                 9620
         9547            8939       8301                  11008                 9501                 9455
         9547            8939       8240                  11110                 9497                 9455
6/02     9367            8773       7653                  11204                 9091                 9279
         9252            8666       7057                  11339                 8625                 9166
8/31/02  9460            8851       7103                  11594                 8714                 9362


PERFORMANCE INFORMATION(+)                AVERAGE ANNUAL TOTAL RETURNS
                                                         SINCE INCEPTION
AS OF 8/31/2002                             1 YEAR           (1/3/01)
   INVESTOR SHARES*                         -7.81%            -7.09%
     (EXCLUSIVE OF SALES LOAD)              -2.48%            -3.89%
   INSTITUTIONAL SHARES                     -2.11%            -3.29%

* Reflects the maximum sales load of 5.50%.


TOP 10 EQUITY HOLDINGS(2)                       ASSET ALLOCATION(2)
   AS OF 8/31/2002                              AS OF 8/31/2002
                    (as a % of net assets)         (as a % of total investments)

   Lockheed Martin                    2.2%      Bonds                     52.9%
   Bank of America                    1.9%      Common Stocks             45.6%
   SouthTrust                         1.9%      Cash Equivalents           1.5%
   Lowe's                             1.9%
   Johnson & Johnson                  1.9%
   Anheuser-Busch Companies           1.8%
   Philip Morris Companies            1.7%
   Sunoco                             1.6%
   Cardinal Health                    1.5%
   Lilly (Eli) & Company              1.5%

--------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

(+) The performance shown for the Investor Share Class prior to its inception on February 20, 2001 reflects the historical performance of the Institutional Shares Class dating back to January 3, 2001.

The performance of the LEADER Balanced Fund is measured against the S&P 500 Index, an unmanaged index which is generally representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole; and the Lehman Brothers Government/Credit Bond Index, an unmanaged broad-based index representative of the total return of long-term government and corporate bonds. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER TAX-EXEMPT BOND FUND(+)

                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

   OBJECTIVE

The LEADER Tax-Exempt Bond Fund seeks to produce current income that is exempt from federal income tax consistent with preservation of capital.

   Q&A

WHAT WAS THE FUND'S TOTAL RETURN FOR THE YEAR?

   The Fund's Investor Shares (exclusive of sales load) posted a total return of 5.09% for the 12-month period ended August 31, 2002. The Fund's 30-day effective yield as of August 31, 2002, was 3.71% for Investor Shares, equivalent to a taxable-equivalent yield of 6.14% for investors in the 39.6% income tax bracket.


HOW DID THE FUND'S RETURN COMPARE TO THE RETURNS FOR THE MARKET BENCHMARKS?

   The Fund's benchmark, the Lehman Brothers Municipal 5-Year Bond Index showed a total return of 6.69%, while the Fund's peer group, the Lipper Intermediate Municipal Debt Funds Index, posted a total return of 5.43% for the year.(1)


TO WHAT DO YOU ATTRIBUTE THE FUND'S PERFORMANCE?

   In general, investors favored higher-quality securities during the year, and municipal bonds benefited from that trend. At the same time a number of portfolio-specific strategies also helped generate solid Fund performance. In particular, our strategy of holding a number of bonds with solid call protection aided performance. In declining or low interest rate environments, such as we experienced last year, bond issuers often "call" their bonds prior to their maturity dates so they can refinance their debt at lower interest rates. Investors who hold those bonds then have to reinvest the proceeds when interest rates are low and bond prices are high. However, bonds with call protection prohibit bond issuers from calling their debt within a specific time frame, and investors who hold call-protected bonds enjoy some protection from falling and low interest rates.

   The Fund's performance also benefited from the portfolio's stake in premium-coupon bonds. These securities pay higher coupons and therefore generally suffer less price volatility than bonds with lower coupons. The tradeoff, of course, is that they tend to cost a bit more than other bonds. In addition, our emphasis on intermediate-term securities and our strategy of maintaining an average maturity of approximately 6.1 years were key contributors to Fund performance. Furthermore, our decision to avoid airport and housing bonds helped relative performance, as these securities suffered from the fallout from the terrorist attacks of September 11, 2001, and falling mortgage rates, respectively.(2)

   As of August 31, 2002, 65.7% of the Fund was rated AAA and 34.3% was rated AA. The Fund ended the fiscal year with an average maturity of 6.2 years.(2)

WHAT IS YOUR OUTLOOK FOR THE FUND?

   Looking ahead, we believe the possibility for lower rates already is priced into the municipal bond market. So, we expect interest income, rather than price appreciation, to comprise the majority of the Fund's total return. Given this scenario, we plan to continue focusing on high-quality, intermediate-term securities and maintaining a broadly diversified portfolio. As always, we will strive to generate an attractive income stream and a stable share price for our investors.

--------------------------------------------------------------------------------
(+) A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes.

(1) See Glossary of Terms for additional information.
(2) The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                     LEADER TAX-EXEMPT BOND FUND


 GROWTH OF A $10,000 INVESTMENT(++)

         Investor*  Investor (exclusive     Institutional Lehman Brothers             Lipper Intermediate Municipal
                     of sales load)                       Municipal 5-Year Bond Index Debt Funds Index
7/24/00  9522       10000                   10000         10000                       10000
         9513       9990                    9989          10100                       10100
         9630       10113                   10116         10109.8                     10124.2
9/00     9581       10061                   10062         10090.7                     10094.4
         9659       10143                   10148         10161                       10178.5
         9717       10205                   10214         10205                       10226.9
12/00    9929       10427                   10439         10369.6                     10432.9
         10063      10567                   10572         10548.3                     10553.2
         10056      10560                   10577         10577.3                     10587.5
3/01     10151      10661                   10668         10664                       10668.5
         10048      10551                   10562         10604.1                     10572.5
         10142      10651                   10664         10713.8                     10681.1
6/01     10195      10706                   10722         10768.7                     10747.5
         10308      10825                   10854         10884.8                     10877
         10463      10988                   11018         11031.8                     11041.3
9/01     10457      10981                   11014         11064.8                     11026.4
         10563      11093                   11128         11156                       11132
         10445      10969                   11007         11067.6                     11016.2
12/01    10332      10850                   10879         11013.6                     10933.4
         10500      11026                   11059         11190.9                     11092.1
         10613      11145                   11192         11317.9                     11216.5
3/02     10389      10911                   10948         11077.1                     11012.5
         10599      11131                   11183         11332.9                     11226.8
         10654      11188                   11243         11409.1                     11287.4
6/02     10770      11310                   11358         11533.3                     11402.3
         10888      11434                   11495         11658                       11534.5
8/31/02  10995      11547                   11601         11770.1                     11640.5


PERFORMANCE INFORMATION(++)                   AVERAGE ANNUAL TOTAL RETURNS
                                                          SINCE INCEPTION
    AS OF 8/31/2002                           1 YEAR         (7/24/00)
   INVESTOR SHARES*                            0.10%           4.61%
     (EXCLUSIVE OF SALES LOAD)                 5.09%           7.07%
   INSTITUTIONAL SHARES                        5.29%           7.31%
   * Reflects the maximum sales load of 4.75%.


ASSET ALLOCATION(2)                        MATURITY BREAKDOWN(2)
AS OF 8/31/2002                            AS OF 8/31/2002

                           (as a % of                           (as a % of
                         total investments)                  total investments)
 Municipal Bonds               99.8%            0-1 Years            14.2%
 Short Term Investments         0.2%            1-5 Years            29.4%
                                               6-10 Years            49.8%
                                              11-20 Years             6.6%

--------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.


(++) The Investor Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Investor Share Class prior to December 26, 2000 reflects the historical performance of the Institutional Share Class dating back to July 24, 2000. The performance of the LEADER Tax-Exempt Bond Fund is measured against the Lehman Brothers Municipal 5-Year Bond Index, an unmanaged index that generally tracks bonds with a maturity range of four to six years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

                                        LEADER INTERMEDIATE GOVERNMENT BOND FUND

                                            PORTFOLIO MANAGER: Paul B. Anderson,
                                                                 President & CIO

OBJECTIVE

The LEADER Intermediate Government Bond Fund seeks to produce current income consistent with preservation of capital. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

Q&A

HOW DID THE FUND PERFORM?

   The Fund's Investor Shares (exclusive of sales load) posted a total return of 7.87% for the 12-months ended August 31, 2002. The Fund underperformed its peer group, the Lipper Intermediate U.S. Government Bond Funds Index, which showed a total return of 8.22% for the period, and its market benchmark, the Lehman Brothers Intermediate Government Bond Index, up 8.88% for the year.(1)

   In general, bonds benefited from a favorable interest-rate environment and investor skepticism toward stocks. Interest rates reached 40-year lows during the period, primarily due to aggressive Federal Reserve easing throughout calendar 2001 and into 2002.

WHAT WERE YOUR STRATEGIES DURING THE YEAR?

   We kept the Fund's duration (sensitivity to interest rate changes) slightly longer than that of its benchmark, and this strategy worked well in the overall declining interest rate environment. (When rates decline, funds with longer durations experience greater price appreciation.) We also invested approximately 80% of the Fund's assets in government agency securities, which rallied throughout the flight to quality that characterized the fiscal year. The remainder of the portfolio was invested in higher-quality corporate bonds, including some financial-industry bonds that offered notable performance.(2)

   In terms of quality, as of August 31, 2002, 79.7% of the Fund's assets was invested in bonds rated Aaa; 6.9% was invested in Aa; 8.2% was invested in A; 2.6% was invested in Baa and 2.6% was invested in Ba.(2)

HOW DO YOU PLAN ON POSITIONING THE FUND GOING FORWARD?

   We believe that interest rates may be at or near their trough for the current cycle, and as such we have started shortening the Fund's duration and taking profits on certain securities that benefited from the low interest rate environment. We also continue to look for good value in certain "beaten-down" sectors of the corporate bond market, including telecommunications and automobile manufacturers. Our overriding goal is to continue investing in high-quality names that will generate attractive returns for shareholders.

--------------------------------------------------------------------------------
(1) See Glossary of Terms for additional information.
(2) The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                        LEADER INTERMEDIATE GOVERNMENT BOND FUND


GROWTH OF A $10,000 INVESTMENT(+)

         Institutional   Investor*  Lehman Brothers       Lipper Intermediate   Investor
                                    Intermediate          U.S. Government       (exclusive of sales load)
                                    Government            Bond Funds Index
                                    Bond Index
9/1/94   10000           9530       10000                 10000                 10000
         9842            9377       9917                  9885                  9839
         9792            9322       9919                  9874                  9782
         9748            9279       9875                  9827                  9736
12/94    9773            9301       9907                  9866                  9759
         9937            9454       10069                 10033                 9920
         10151           9661       10263                 10237                 10138
         10218           9716       10319                 10302                 10195
         10354           9847       10439                 10421                 10333
         10697           10175      10733                 10756                 10677
         10749           10219      10802                 10818                 10722
         10717           10186      10807                 10794                 10688
         10830           10284      10896                 10904                 10791
         10909           10361      10969                 10993                 10872
         11023           10470      11089                 11123                 10986
         11154           10590      11224                 11272                 11112
12/95    11235           10667      11335                 11401                 11193
         11298           10721      11431                 11478                 11250
         11170           10601      11310                 11296                 11124
         11122           10546      11258                 11218                 11067
         11073           10503      11226                 11154                 11021
         11058           10481      11220                 11130                 10998
         11185           10601      11334                 11256                 11124
         11206           10612      11369                 11281                 11135
         11208           10612      11382                 11267                 11135
         11364           10765      11529                 11443                 11296
         11559           10940      11718                 11667                 11479
         11699           11071      11859                 11848                 11617
12/96    11620           10995      11796                 11746                 11537
         11651           11016      11841                 11779                 11560
         11669           11038      11860                 11798                 11583
         11603           10973      11793                 11686                 11514
         11734           11093      11926                 11844                 11640
         11812           11158      12019                 11940                 11709
         11933           11268      12121                 12068                 11823
         12185           11508      12345                 12362                 12076
         12100           11421      12298                 12260                 11984
         12248           11563      12431                 12429                 12133
         12398           11705      12576                 12593                 12282
         12421           11716      12604                 12630                 12294
12/97    12534           11825      12707                 12748                 12408
         12685           11967      12872                 12913                 12557
         12675           11945      12859                 12890                 12534
         12719           11989      12899                 12929                 12580
         12770           12033      12960                 12985                 12626
         12873           12131      13049                 13098                 12729
         12974           12219      13137                 13206                 12821
         12997           12240      13188                 13231                 12844
         13232           12459      13437                 13477                 13073
         13619           12820      13751                 13797                 13452
         13457           12656      13773                 13719                 13280
         13466           12667      13731                 13739                 13291
12/98    13560           12754      13785                 13789                 13383
         13623           12809      13846                 13857                 13440
         13296           12492      13656                 13597                 13108
         13392           12579      13747                 13685                 13200
         13392           12579      13784                 13721                 13200
         13214           12404      13700                 13594                 13016
         13108           12306      13719                 13549                 12913
         13034           12240      13721                 13502                 12844
         12972           12175      13741                 13488                 12775
         13145           12339      13858                 13634                 12947
         13148           12328      13886                 13664                 12936
         13116           12295      13896                 13665                 12901
12/99    12998           12186      13852                 13598                 12787
         12913           12109      13805                 13555                 12706
         13034           12219      13920                 13705                 12821
         13216           12383      14079                 13879                 12993
         13129           12295      14073                 13829                 12901
         13088           12251      14110                 13814                 12856
         13407           12546      14335                 14080                 13165
         13502           12634      14430                 14188                 13257
         13731           12852      14592                 14389                 13486
         13846           12951      14719                 14487                 13589
         13940           13038      14820                 14589                 13681
         14194           13268      15037                 14829                 13922
12/00    14534           13597      15303                 15117                 14268
         14770           13804      15506                 15322                 14485
         14944           13998      15649                 15475                 14688
         15041           14085      15762                 15545                 14780
         14935           13994      15712                 15455                 14684
         15005           14047      15777                 15535                 14740
         15038           14087      15828                 15584                 14782
         15374           14386      16123                 15926                 15096
         15541           14541      16266                 16093                 15258
         15803           14794      16614                 16330                 15524
         16093           15051      16873                 16669                 15793
         15858           14838      16671                 16394                 15570
12/01    15697           14673      16591                 16262                 15396
         15819           14795      16662                 16373                 15524
         15961           14925      16800                 16542                 15661
         15660           14640      16547                 16242                 15362
         15956           14913      16857                 16557                 15648
         16140           15081      16974                 16704                 15825
         16310           15224      17186                 16880                 15975
         16568           15461      17510                 17145                 16223
8/31/02  16811           15685      17710                 17415                 16459


PERFORMANCE INFORMATION(+)                          AVERAGE ANNUAL TOTAL RETURNS

AS OF 8/31/2002                      1 YEAR     3 YEAR  5 YEAR  SINCE INCEPTION (9/1/94)
INVESTOR SHARES*                     2.73%      7.05%   5.52%           5.79%
   (EXCLUSIVE OF SALES LOAD)         7.87%      8.81%   6.55%           6.43%
INSTITUTIONAL SHARES                 8.17%      9.03%   6.80%           6.71%

   * Reflects the maximum sales load of 4.75%.

ASSET ALLOCATION(2)                         MATURITY BREAKDOWN(2)
AS OF 8/31/2002                             AS OF 8/31/2002
                         (as a % of                             (as a % of
                       total investments)                     total investments)

   Government and Agency Bonds    79.7%     0-1  Years                 2.1%
   Corporate Bonds                18.2%     1-2  Years                16.4%
   Short Term Investments          2.1%     2-4  Years                29.2%
                                            4-6  Years                22.4%
                                            6-8  Years                 8.3%
                                            8-10 Years                10.0%
                                            10-20 Years               11.6%

--------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

(+) The Investor Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Investor Share Class prior to December 26, 2000 reflects the historical performance of the Institutional Share Class dating back to September 1, 1994.

The performance of the LEADER Intermediate Government Bond Fund is measured against the Lehman Brothers Intermediate Government Bond Funds Index, an unmanaged index that generally tracks investment grade corporate debt issues, as well as U.S. government securities with a maturity range of one to 10 years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER SHORT TERM BOND FUND
                            PORTFOLIO MANAGER: Paul B. Anderson, President & CIO

OBJECTIVE

The LEADER Short Term Bond Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests in U.S. corporate and government issues, and mortgage-backed and other asset backed securities. The Fund invests primarily in investment grade bonds rated BBB or better. The average maturity of the Fund will generally be 3 years or less.

Q&A

HOW DID THE FUND PERFORM?

   The Fund's Investor Shares (exclusive of sales load) posted a total return of 2.22% for the 12-month period ended August 31, 2002. For the same period, the Fund's peer group, the Lipper Short Investment Grade Debt Funds Index showed a total return of 3.69%. The Fund's benchmark, the Lehman Brothers 1-3-Year Government/Credit Index posted a total return of 6.48% for the period.1

   The Fund's corporate bond weighting--at nearly 90% of the portfolio's assets(2)--hindered the Fund's total return relative to the peer group. A number of high-profile corporate accounting scandals during the year caused the corporate bond sector to lag behind its higher-quality fixed-income counterparts. Nevertheless, the Fund's emphasis on corporate bonds led to a positive yield for shareholders. As of August 31, 2002, the 30-day SEC yield on the Fund's Investor Shares was 1.56%.

WHAT WERE YOUR STRATEGIES?

   Our strategy was to generate an attractive yield for shareholders. As such, we primarily invested in investment-grade corporate bonds, blending maturities and quality ratings to strengthen yield and arrive at an average maturity of 3.0 years and an average quality rating of "A." At the shortest end, we purchased BBB-rated paper, however, our longer-term investments were rated A or better. Lingering credit concerns caused us to increase our quality standards as we moved into longer-term securities.(2)

HOW WAS THE FUND INVESTED?

   As of August 31, 2002, 88.2% of the Fund's assets was invested in corporate bonds, with the remainder invested in agency securities and short term investments. In terms of quality, approximately 14.0% of the Fund's assets was invested in bonds rated Aaa; 16.6% was invested in Aa; 40.4% was invested in A; 6.6% was invested in Baa, 21.2% was invested in Baa, and 6.6% was invested in Ba.(2)

WHAT IS YOUR INVESTMENT OUTLOOK?

   Given that we believe we are at or near the bottom of the interest-rate cycle, we are working to shorten the Fund's duration (interest rate sensitivity; when rates are on the upswing having a shorter duration lessens the resulting price depreciation) and improve the portfolio's overall credit-quality rating. We think the worst may be over for the corporate bond market, so we plan to consider purchasing some "distressed" companies trading at good valuations. Our ongoing objective is to create a reliable, predictable income stream for our shareholders.

(1) See Glossary of Terms for additional information.
(2) The Fund's composition is subject to change.
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                     LEADER SHORT TERM BOND FUND

GROWTH OF A $10,000 INVESTMENT(+)

         Investor*  Investor (exclusive Institutional Lehman 1-3-Year            Lipper Short Investment
                     of sales load)                   Government/Credit Index    Grade Debt Funds Index
1/5/01   9524       10000               10000         10000                      10000
         9556       10034               10036         10142                      10142
         9579       10058               10064         10214                      10213
3/01     9654       10136               10135         10297                      10287
         9650       10132               10143         10329                      10311
         9695       10180               10189         10393                      10375
6/01     9698       10183               10195         10433                      10418
         9840       10332               10346         10564                      10546
         9903       10399               10426         10636                      10615
9/01     10034      10535               10555         10794                      10716
         10133      10640               10651         10902                      10797
         10074      10577               10591         10872                      10743
12/01    9968       10466               10482         10878                      10733
         9950       10447               10476         10909                      10764
         9939       10435               10467         10956                      10796
3/02     9890       10385               10408         10885                      10747
         9960       10458               10484         11007                      10832
         10053      10556               10585         11064                      10893
6/02     9934       10431               10473         11153                      10905
         9967       10466               10500         11264                      10938
8/31/02  10123      10629               10666         11325                      11006


PERFORMANCE INFORMATION(+)                 AVERAGE ANNUAL TOTAL RETURNS
AS OF 8/31/2002                            1 YEAR       SINCE INCEPTION (1/5/01)
   INVESTOR SHARES*                        -2.60%                 0.74%
      (EXCLUSIVE OF SALES LOAD)             2.22%                 3.74%
   INSTITUTIONAL SHARES                     2.30%                 3.96%

   * Reflects the maximum sales load of 4.75%.

ASSET ALLOCATION(2)                        MATURITY BREAKDOWN(2)
AS OF 8/31/2002    (as a % of         AS OF 8/31/2002        (as a % of
                total investments)                           total investments)
   Corporate Bonds             88.2%   0-1 Years                      4.8%
   Government and Agency Bonds  6.9%   1-2 Years                     30.4%
   Short Term Investments       4.9%   2-4 Years                     43.9%
                                       4-6 Years                     20.9%
--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

(+)The Investor Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occured until December 26, 2000. The performance shown for the Investor Share Class prior to its inception on March 8, 2001 reflects the historical performance of the Institutional Share Class dating back to January 5, 2001.

The performance of the LEADER Short Term Bond Fund is measured against the Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index that generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury with a maturity range of one to three years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER TAX-EXEMPT MONEY MARKET FUND(+)
                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax consistent with preservation of capital and liquidity. The Fund invests in high quality short-term tax-exempt money market instruments with maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?
   The Fund's total return for the 12-month period ended August 31, 2002, was 0.50% for Investor Shares. The seven-day effective yield on the Fund's Investor Shares was 0.48% as of August 31, 2002. For investors in the 39.6% federal income tax bracket, this tax-exempt yield translates to a taxable-equivalent yield of 0.79%.

   The Fund's yield declined during the period, reflecting the general decline in short-term interest rates. In the first four months of the fiscal year, lingering economic weakness and the effects of the September 11, 2001, terrorist attacks prompted the Federal Reserve to cut interest rates four times, bringing the federal funds rate to 1.75%. Later in the fiscal year the economy showed slight signs of improvement, but the faltering stock market continued to undermine consumer confidence and delay corporate spending. This prevented the economic recovery from gaining momentum, but it also pushed the Fed to the sidelines for the remainder of the period.

WHAT WERE YOUR KEY STRATEGIES?
   With interest rates at historic lows, we concentrated on extending the Fund's average maturity, so that we could capture relatively higher yields on longer-term paper. The Fund ended the fiscal year with an average maturity of 47 days. We invested approximately 75% of the Fund's assets in variable-rate paper, which enabled us to quickly reposition the Fund as opportunities emerged to enhance the Fund's yield.(++)

WHAT IS YOUR OUTLOOK?
   Although economic growth has remained positive, several factors could prevent the recovery from forging ahead, including corporate accounting issues, weakness in the U.S. dollar, the war against terrorism, rising unemployment and a potential slowdown in consumer spending. We plan to stick with our current strategy, extending the Fund's average maturity when possible and focusing on variable-rate securities to give us the ability to enhance the Fund's yield on any changes in interest rates.


(+) A portion of the Fund's income may be subject to the federal alternative minimum tax and/or to certain state and local taxes.
(++) The composition of the Fund's holdings is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

LEADER MONEY MARKET FUND
                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in high quality, short-term money market instruments with remaining maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?

   The Fund's Investor Shares posted a total return of 1.24% for the 12-month period ended August 31, 2002. The seven-day effective yield on the Fund's Investor Shares was 0.80% as of August 31, 2002, down from 2.82% on August 31, 2001.

   The decline in yield reflects the general decline in short-term interest rates during the one-year period. Lingering economic weakness and the impact of the September 11, 2001, terrorist attacks prompted the Federal Reserve to cut interest rates four times in the final four months of calendar 2001. The Fed remained on hold during the rest of the fiscal year, as the slowly growing economy struggled to gain momentum.

WHAT WERE YOUR KEY STRATEGIES?
   With interest rates at historic lows, our desire was to extend the Fund's average maturity, so that we could capture relatively higher yields on longer-term paper. But the limited supply of commercial paper hindered that strategy. Several mainstay commercial-paper issuers lost their tier-one ratings due to financial troubles, and many who maintained their top-tier status opted to extend their debt to take advantage of the attractive interest rate environment. The Fund ended the fiscal year with an average maturity of 32 days.(+)

   We invested approximately 20% of the Fund's assets in variable-rate securities with daily, weekly and monthly maturities. This strategy gives us liquidity and the flexibility to reposition the Fund if interest rates change quickly.(+)

WHAT IS YOUR OUTLOOK?
   Although economic growth has remained positive, several factors could prevent the recovery from forging ahead, including corporate accounting issues, weakness in the U.S. dollar, the war against terrorism, rising unemployment and a potential slowdown in consumer spending. We plan to stick with our current strategy, extending the Fund's average maturity when possible and focusing on variable-rate securities to give us the ability to enhance the Fund's yield when interest rates start to move up.

(+) The composition of the Fund's holding is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

LEADER TREASURY MONEY MARKET FUND
                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Treasury Money Market Fund seeks a high level of current income consistent with stability of principal and liquidity. The Fund invests primarily in high quality, short-term money market securities whose interest and principal payments are backed by the full faith of the U.S. government with remaining maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?

   The Fund's Investor Shares posted a total return of 1.27% for the 12-month period ended August 31, 2002. The seven-day effective yield on the Fund's Investor Shares was 0.63% as of August 31, 2002.

   The Fund's yield dropped in tandem with the general decline in short-term interest rates. In an attempt to rescue an economy troubled by slow growth and the September 11, 2001 terrorist attacks, the Federal Reserve cut interest rates four times between September 1, 2001, and December 31, 2001. Rates remained stable after that, as the Fed waited to see if the economy could gain momentum and stage a sustainable rebound.

WHAT WERE YOUR KEY STRATEGIES?
   Our primary strategy during the fiscal year was to extend the portfolio's average maturity in order to capture relatively higher yields available from longer-term securities. We maintained a "laddered" maturity structure, whereby the same number of securities "moved up the ladder" and matured each week. The Fund ended the period with an average maturity of 54 days. The Fund was invested entirely in Treasury securities.(+)

WHAT IS YOUR OUTLOOK?
   Although economic growth has remained positive, several factors could prevent the recovery from forging ahead, including corporate accounting issues, weakness in the U.S. dollar, the war against terrorism, rising unemployment and a potential slowdown in consumer spending. We plan to stick with our current strategy, extending the portfolio's average maturity when possible to enhance the Fund's yield for shareholders.

(+) The composition of the Fund's holding is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

                      This page intentionally left blank.

LEADER GROWTH & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002


   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (86.9%)
AEROSPACE -- (2.1%)
Lockheed Martin...........      45,000    $  2,849,400
                                          ------------
AIR TRAVEL -- (0.3%)
Delta Air Lines...........      20,000         351,400
                                          ------------
ALUMINUM -- (1.3%)
Alcoa.....................      70,000       1,756,300
                                          ------------
AUTOMOBILES & TRUCKS -- (0.7%)
Ford Motor Company........      87,408       1,028,792
                                          ------------
BREWERY -- (2.9%)
Anheuser-Busch Companies..      75,000       3,987,000
                                          ------------
CHEMICALS -- (1.6%)
Dow Chemical..............      75,000       2,266,500
                                          ------------
COMPUTER SOFTWARE -- (2.1%)
Microsoft*................      50,800       2,493,264
Oracle*...................      40,000         383,600
                                          ------------
                                             2,876,864
                                          ------------
COMPUTERS & BUSINESS EQUIPMENT -- (3.9%)
Cisco Systems*............     115,000       1,589,300
Dell Computer*............      80,000       2,129,600
EMC Corporation*..........     150,000       1,014,000
Sun Microsystems*.........     180,000         664,200
                                          ------------
                                             5,397,100
                                          ------------
DIVERSIFIED OPERATIONS -- (3.5%)
General Electric..........     125,000       3,768,750
Tyco International........      70,000       1,098,300
                                          ------------
                                             4,867,050
                                          ------------
DRUGS & HEALTHCARE -- (14.7%)
Amgen*....................      80,000       3,602,400
Bristol-Myers Squibb......      40,000         998,000
Cardinal Health...........      35,000       2,269,400
Johnson & Johnson.........      60,000       3,258,600
Lilly (Eli) & Company.....      40,000       2,322,000
Merck & Company...........      40,200       2,030,904
Pfizer....................     181,000       5,987,481
                                          ------------
                                            20,468,785
                                          ------------


   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
ELECTRONIC COMPONENTS -- (2.4%)
Applied Materials*........      80,000    $  1,068,800
Intel.....................      80,000       1,333,600
Texas Instruments.........      47,400         933,780
                                          ------------
                                             3,336,180
                                          ------------
FINANCE & BANKING -- (13.5%)
Bank of America...........      40,000       2,803,200
Bank One..................      33,200       1,359,540
Citigroup.................      48,333       1,582,906
Fannie Mae................      50,000       3,789,000
Hartford Financial
  Services Group..........      20,000       1,000,400
J.P. Morgan Chase &
  Company.................      51,000       1,346,400
Mellon Financial..........      36,600       1,011,990
Merrill Lynch & Company...      30,000       1,086,600
SouthTrust................      77,000       2,020,480
Wachovia..................      30,000       1,105,500
Wells Fargo & Company.....      30,200       1,576,138
                                          ------------
                                            18,682,154
                                          ------------
FOOD & BEVERAGES -- (4.0%)
Coca-Cola.................      16,000         816,000
ConAgra Foods.............      81,200       2,134,748
PepsiCo...................      65,600       2,594,480
                                          ------------
                                             5,545,228
                                          ------------
HOUSEHOLD PRODUCTS -- (3.4%)
Colgate-Palmolive.........      35,000       1,909,250
Procter & Gamble..........      32,000       2,836,800
                                          ------------
                                             4,746,050
                                          ------------
INSURANCE -- (0.1%)
Travelers Property
  Casualty Corporation,
  Class A*................       2,088          32,823
Travelers Property
  Casualty Corporation,
  Class B*................       4,290          69,884
                                          ------------
                                               102,707
                                          ------------
MACHINERY & EQUIPMENT -- (0.4%)
Danaher Corporation.......      10,000         601,500
                                          ------------
MEDICAL INSTRUMENTS -- (1.8%)
Medtronic.................      60,000       2,470,800
                                          ------------

continued

LEADER GROWTH & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002


   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
MULTIMEDIA -- (0.6%)
AOL Time Warner*..........      69,900    $    884,235
                                          ------------
OIL & GAS -- (11.4%)
BP Amoco PLC - ADR........      54,200       2,536,560
ChevronTexaco.............      32,340       2,478,214
Conoco, Class B...........      79,847       1,960,244
El Paso Corporation.......      34,600         585,086
Exxon Mobil...............     139,736       4,953,641
Sunoco....................      70,000       2,483,600
Valero Energy.............      23,161         752,038
                                          ------------
                                            15,749,383
                                          ------------
PAPER -- (2.5%)
Boise Cascade.............      20,000         541,000
Georgia-Pacific Group.....      70,000       1,473,500
Kimberly-Clark............      25,000       1,496,000
                                          ------------
                                             3,510,500
                                          ------------
PRINTING & PUBLISHING -- (1.1%)
R.R. Donnelley & Sons.....      56,000       1,477,280
                                          ------------
RAILROADS -- (0.5%)
Burlington Northern Santa
  Fe......................      23,800         684,488
                                          ------------
RESTAURANTS -- (0.5%)
McDonald's................      29,400         698,544
                                          ------------
RETAIL -- (4.4%)
Best Buy Company*.........      25,000         530,000
Lowe's....................      60,000       2,482,800
Wal-Mart Stores...........      45,000       2,406,600
Walgreen Company..........      20,000         695,000
                                          ------------
                                             6,114,400
                                          ------------
TELECOMMUNICATION EQUIPMENT -- (1.1%)
Corning...................      42,000          84,000
General Motors, Class H...      60,000         617,400
Nokia Oyj - ADR...........      62,000         823,980
                                          ------------
                                             1,525,380
                                          ------------


   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TELECOMMUNICATIONS -- (2.1%)
SBC Communications........      39,200    $    969,808
Sprint....................      60,000         696,000
Sprint (PCS)*.............      40,000         158,400
Verizon Communications....      35,990       1,115,690
                                          ------------
                                             2,939,898
                                          ------------
TOBACCO -- (2.5%)
Philip Morris Companies...      70,000       3,500,000
                                          ------------
UTILITIES -- (1.5%)
Southern Company..........      50,000       1,448,000
Xcel Energy...............      61,000         589,260
                                          ------------
                                             2,037,260
                                          ------------
TOTAL COMMON STOCKS -- (Cost
  $114,060,608).......................     120,455,178
                                          ------------
PREFERRED STOCKS -- (5.2%)
FINANCE & BANKING -- (2.7%)
AT&T Capital..............      40,000       1,024,000
Harris Preferred Capital,
  Series A................      30,000         759,000
MediaOne Financial
  Trust...................      40,000         963,200
Merrill Lynch Capital
  Trust...................      40,000       1,016,800
                                          ------------
                                             3,763,000
                                          ------------
INSURANCE -- (0.6%)
Allstate..................      35,000         883,050
                                          ------------
OIL & GAS -- (0.4%)
UDS Capital, Series I.....      20,000         494,000
                                          ------------
TELECOMMUNICATIONS -- (0.6%)
Motorola Capital Trust....      40,000         817,600
                                          ------------
UTILITIES -- (0.9%)
Duke Energy Capital
  Trust...................      30,000         755,700
KCPL Financing, Series
  I.......................      20,000         492,000
                                          ------------
                                             1,247,700
                                          ------------
TOTAL PREFERRED STOCKS -- (Cost
  $7,375,000).........................       7,205,350
                                          ------------

continued
 18

LEADER GROWTH & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002

                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (6.5%)
CALIFORNIA -- (0.7%)
Sacramento County
  California, 1.83%,
  7/1/2020 (b)............  $1,000,000    $  1,000,000
                                          ------------
NEW YORK -- (2.2%)
New York, New York City
  Transitional Finance
  Authority, Revenue,
  1.85%, 5/1/2030 (b).....   3,000,000       3,000,000
                                          ------------
UTAH -- (3.6%)
Utah State Housing Agency
  Single Family, Revenue,
  1.85%, 7/1/2033 (b).....   5,000,000       5,000,000
                                          ------------
TOTAL MUNICIPAL BONDS -- (Cost
  $9,000,000).........................       9,000,000
                                          ------------


   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- (1.2%)
MUTUAL FUND -- (1.2%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class..........   1,655,405    $  1,655,405
                                          ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $1,655,405).........................       1,655,405
                                          ------------
TOTAL INVESTMENTS -- (Cost
  $132,091,013) (a) -- 99.8%..........     138,315,933
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%.................         219,793
                                          ------------
NET ASSETS -- 100.0%..................    $138,535,726
                                          ============

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


Unrealized appreciation.....................................  $33,332,840
Unrealized depreciation.....................................  (27,107,920)
                                                              -----------
Net unrealized appreciation.................................  $ 6,224,920
                                                              ===========

(b) Variable rate instrument. The rate presented is the rate in effect at August 31, 2002. The maturity date reflected is the final maturity date.

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

See accompanying notes to the financial statements.

LEADER BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002

SECURITY DESCRIPTION           SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (45.4%)
AEROSPACE -- (3.0%)
Boeing.....................      10,000    $   370,700
Lockheed Martin............      15,000        949,800
                                           -----------
                                             1,320,500
                                           -----------
ALUMINUM -- (0.9%)
Alcoa......................      15,000        376,350
                                           -----------
BREWERY -- (1.8%)
Anheuser-Busch Companies...      15,000        797,400
                                           -----------
CHEMICALS -- (1.1%)
DuPont (EI) de Nemours &
  Company..................      12,000        483,720
                                           -----------
COMPUTER SOFTWARE -- (1.1%)
Microsoft*.................       5,000        245,400
Oracle*....................      25,000        239,750
                                           -----------
                                               485,150
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT -- (0.7%)
EMC Corporation*...........      30,000        202,800
Sun Microsystems*..........      22,000         81,180
                                           -----------
                                               283,980
                                           -----------
CONSTRUCTION & HOUSING -- (1.0%)
Centex Corporation.........       9,000        454,410
                                           -----------
DIVERSIFIED OPERATIONS -- (1.9%)
General Electric...........      17,000        512,550
Tyco International.........      20,000        313,800
                                           -----------
                                               826,350
                                           -----------
DRUGS & HEALTHCARE -- (8.2%)
Amgen*.....................      10,000        450,300
Bristol-Myers Squibb.......      10,000        249,500
Cardinal Health............      10,400        674,336
Johnson & Johnson..........      15,000        814,650
Lilly (Eli) & Company......      11,000        638,550
Merck & Company............       8,000        404,160
Pfizer.....................      10,000        330,800
                                           -----------
                                             3,562,296
                                           -----------
FINANCE & BANKING -- (8.5%)
Bank of America............      12,000        840,960
Citigroup..................      12,000        393,000
Fannie Mae.................       7,000        530,460

SECURITY DESCRIPTION           SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
J.P. Morgan Chase &
  Company..................      14,000    $   369,600
Merrill Lynch & Company....       5,000        181,100
SouthTrust.................      32,000        839,680
Wells Fargo & Company......      11,000        574,090
                                           -----------
                                             3,728,890
                                           -----------
FOOD & BEVERAGES -- (2.6%)
ConAgra Foods..............      20,000        525,800
PepsiCo....................      15,000        593,250
                                           -----------
                                             1,119,050
                                           -----------
HOUSEHOLD PRODUCTS -- (1.3%)
Colgate-Palmolive..........      10,000        545,500
                                           -----------
INSURANCE -- (0.1%)
Travelers Property Casualty
  Corporation, Class A*....         518          8,143
Travelers Property Casualty
  Corporation, Class B*....       1,065         17,349
                                           -----------
                                                25,492
                                           -----------
MACHINERY & EQUIPMENT -- (0.8%)
Danaher Corporation........       5,700        342,855
                                           -----------
MEDICAL INSTRUMENTS -- (0.9%)
Medtronic..................      10,000        411,800
                                           -----------
OIL & GAS -- (4.6%)
BP Amoco PLC -- ADR........      10,000        468,000
El Paso Corporation........      12,300        207,993
Exxon Mobil................      18,000        638,100
Sunoco.....................      20,000        709,600
                                           -----------
                                             2,023,693
                                           -----------
PRINTING & PUBLISHING -- (0.6%)
R.R. Donnelley & Sons......      10,000        263,800
                                           -----------
RETAIL -- (3.1%)
Best Buy Company*..........       8,000        169,600
Lowe's.....................      20,000        827,600
Walgreen Company...........      10,000        347,500
                                           -----------
                                             1,344,700
                                           -----------
TELECOMMUNICATION EQUIPMENT -- (0.1%)
Corning....................      15,000         30,000
                                           -----------
TELECOMMUNICATIONS -- (0.7%)
Verizon Communications.....      10,000        310,000
                                           -----------

continued
 20

LEADER BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002

                               SHARES
                                 OR
                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TOBACCO -- (1.7%)
Philip Morris Companies....      15,000    $   750,000
                                           -----------
UTILITIES -- (0.7%)
Southern Company...........      10,000        289,600
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $24,874,084)...................     19,775,536
                                           -----------
CORPORATE BONDS -- (10.0%)
AUTOMOBILES & TRUCKS -- (2.5%)
DaimlerChrysler, 7.75%,
  1/18/2011................  $1,000,000      1,093,980
                                           -----------
FINANCE & BANKING -- (4.9%)
First Union National Bank,
  7.125%, 10/15/2006.......   1,000,000      1,122,310
Ford Motor Credit Company,
  5.75%, 2/23/2004.........   1,000,000        993,940
                                           -----------
                                             2,116,250
                                           -----------
TELECOMMUNICATIONS -- (2.6%)
British Telecom PLC,
  8.125%, 12/15/2010.......   1,000,000      1,139,930
                                           -----------
TOTAL CORPORATE BONDS --
  (Cost $4,032,246)....................      4,350,160
                                           -----------
GOVERNMENT AND AGENCY BONDS -- (42.6%)
FANNIE MAE -- (14.4%)
6.625%, 10/15/2007.........   2,000,000      2,273,300
6.00%, 5/15/2008...........   2,000,000      2,214,100
7.25%, 1/15/2010...........   1,500,000      1,776,810
                                           -----------
                                             6,264,210
                                           -----------

                               SHARES
                                 OR
                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FEDERAL FARM CREDIT BANK -- (4.1%)
7.00%, 9/1/2015............  $1,500,000    $ 1,804,890
                                           -----------
FEDERAL HOME LOAN BANK -- (18.8%)
6.21%, 6/2/2009............   2,000,000      2,245,540
7.00%, 8/15/2014...........   5,000,000      5,986,500
                                           -----------
                                             8,232,040
                                           -----------
SALLIE MAE -- (5.3%)
6.55%, 12/2/2013...........   2,000,000      2,292,300
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $17,089,590)...................     18,593,440
                                           -----------
SHORT TERM INVESTMENTS -- (1.4%)
MUTUAL FUND -- (1.4%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class...........     631,861        631,861
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $631,861)......................        631,861
                                           -----------
TOTAL INVESTMENTS --
  (Cost $46,627,781)(a) -- 99.4%.......     43,350,997
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.6%..................        280,799
                                           -----------
NET ASSETS -- 100.0%...................    $43,631,796
                                           ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $ 3,479,626
Unrealized depreciation.....................................   (6,756,410)
                                                              -----------
Net unrealized depreciation.................................  $(3,276,784)
                                                              ===========

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

See accompanying notes to the financial statements.

LEADER TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002

                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (98.7%)
ALASKA -- (4.6%)
Anchorage Alaska, General
  Obligation Series A,
  5.625%, 9/1/2016........  $   750,000    $   829,395
                                           -----------
COLORADO -- (4.9%)
Denver Colorado City &
  County Airport, Revenue,
  Series E, 6.00%,
  11/15/2011..............      750,000        889,148
                                           -----------
FLORIDA -- (5.7%)
Orange County Florida
  Water Utilities Systems,
  Revenue, 4.75%,
  10/1/2014...............      500,000        521,950
Reedy Creek Improvement
  Florida General
  Obligation, Series A,
  4.75%, 6/1/2017.........      500,000        510,795
                                           -----------
                                             1,032,745
                                           -----------
ILLINOIS -- (11.0%)
Cook County Illinois
  Community College,
  Revenue, Series C,
  7.70%, 12/1/2007........      750,000        918,848
Illinois Health Facilities
  Authority Revenue,
  6.125%, 11/15/2022......    1,000,000      1,063,049
                                           -----------
                                             1,981,897
                                           -----------
INDIANA -- (8.4%)
Hamilton Southeastern
  Indiana Construction
  School Building
  Corporation, Revenue,
  8.39% (b) 7/1/2015......      845,000        472,811
La Porte County Indiana
  Hospital Authority,
  Revenue, 6.25%,
  3/1/2012................    1,000,000      1,043,409
                                           -----------
                                             1,516,220
                                           -----------

                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
LOUISIANA -- (4.6%)
Louisiana State, General
  Obligation Series B,
  5.50%, 4/15/2006........  $   750,000    $   828,300
                                           -----------
MARYLAND -- (3.2%)
Maryland State, General
  Obligation Series II,
  5.50%, 7/15/2013........      500,000        577,935
                                           -----------
MISSOURI -- (3.3%)
Kansas City Missouri
  Industrial Development
  Authority, Revenue
  *1.90%, 4/15/2015.......      600,000        600,000
                                           -----------
NEBRASKA -- (4.9%)
Omaha Public Power,
  Revenue, Series B,
  6.15%, 2/1/2012.........      750,000        884,303
                                           -----------
NORTH CAROLINA -- (2.9%)
North Carolina Medical
  Care Commission Health
  Care Facilities Revenue,
  Series A, 4.25%,
  10/1/2004...............      500,000        526,475
                                           -----------
OHIO -- (3.0%)
Ohio State Public
  Facilities Community,
  Revenue, Series II-A,
  5.20%, 5/1/2007.........      500,000        541,570
                                           -----------
OREGON -- (3.0%)
Salem-Keizer Oregon School
  District General
  Obligation, 5.10%,
  6/1/2012................      500,000        537,205
                                           -----------
SOUTH CAROLINA -- (2.9%)
Charleston County South
  Carolina School
  District, General
  Obligation, 5.00%,
  2/1/2019................      500,000        518,590
                                           -----------

continued
 22

LEADER TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002


                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
SOUTH DAKOTA -- (3.9%)
Heartland Consumers Power
  District Revenue,
  6.375%, 1/1/2016........  $   605,000    $   703,210
                                           -----------
TENNESSEE -- (5.8%)
Jackson Tennessee Hospital
  Revenue, 5.50%,
  4/1/2010................      500,000        537,255
Nashville & Davidson
  County Health &
  Educational Facilities,
  Revenue, Series A,
  6.00%, 10/1/2022........      500,000        511,710
                                           -----------
                                             1,048,965
                                           -----------

TEXAS -- (6.4%)
Austin Texas, General
  Obligation, 4.75%,
  9/1/2014................      500,000        517,370
Brownsville Texas Utility
  Systems Revenue, 7.375%,
  1/1/2010................      540,000        630,461
                                           -----------
                                             1,147,831
                                           -----------
WASHINGTON -- (18.3%)
Seattle Washington
  Municipal Light & Power,
  Revenue, 5.00%,
  3/1/2020................    1,000,000      1,020,799
Washington State Public
  Power Supply System
  Nuclear Project No. 1
  Revenue, Series B,
  7.25%, 7/1/2009.........      500,000        584,785

                              SHARES
                                OR
                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
WASHINGTON -- (CONTINUED)
Washington State Public
  Power Supply System
  Nuclear Project No. 2
  Revenue, Series A,
  6.00%, 7/1/2007.........  $   750,000    $   848,843
Washington State, General
  Obligation Series B,
  5.50%, 5/1/2009.........      750,000        846,405
                                           -----------
                                             3,300,832
                                           -----------
WYOMING -- (1.9%)
Sweetwater County Wyoming
  Pollution Control,
  Revenue *1.90%,
  1/1/2014................      350,000        350,000
                                           -----------
TOTAL MUNICIPAL BONDS --
  (Cost $16,525,562)...................     17,814,621
                                           -----------
SHORT TERM INVESTMENTS -- (0.2%)
MUTUAL FUND -- (0.2%)
AmSouth Tax-Exempt Money
  Market Fund Trust
  Class...................       34,718         34,718
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $34,718).......................         34,718
                                           -----------
TOTAL INVESTMENTS --
  (Cost $16,560,280)(a) -- 98.9%.......     17,849,339
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.1%..................        203,952
                                           -----------
NET ASSETS -- 100.0%...................    $18,053,291
                                           ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $1,289,059
Unrealized depreciation.....................................         -0-
                                                              ----------
Net unrealized appreciation.................................  $1,289,059
                                                              ==========

(b) The rate disclosed represents effective yield at purchase.

* Variable rate instrument. The rate presented is the rate in effect at August 31, 2002. The maturity date reflected is the final maturity date.

See accompanying notes to the financial statements.

LEADER INTERMEDIATE GOVERNMENT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002

                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (18.1%)
BROKERAGE SERVICES -- (2.4%)
Bear Stearns, 7.00%,
  3/1/2007................  $1,000,000    $  1,103,940
Merrill Lynch & Company,
  8.00%, 6/1/2007.........     500,000         574,980
Salomon Smith Barney
  Holdings, 7.30%,
  8/1/2013................   1,000,000       1,094,070
                                          ------------
                                             2,772,990
                                          ------------
DIVERSIFIED OPERATIONS -- (2.5%)
Tyco International Group,
  4.95%, 8/1/2003.........   3,000,000       2,820,000
                                          ------------
FINANCE & BANKING -- (8.0%)
Citigroup, 6.20%,
  3/15/2009...............     500,000         530,005
Ford Motor Credit Company,
  6.875%, 2/1/2006........   3,000,000       3,012,963
NationsBank, 6.60%,
  5/15/2010...............   1,000,000       1,097,420
Northern Trust, 7.10%,
  8/1/2009................   1,500,000       1,707,930
Norwest Financial, 7.20%,
  5/1/2007................   1,000,000       1,129,420
St. Paul Companies, 7.29%,
  8/28/2007...............     500,000         565,735
Wachovia, 6.375%,
  2/1/2009................   1,000,000       1,074,120
                                          ------------
                                             9,117,593
                                          ------------
INSURANCE -- (0.5%)
Loews Corporation, 6.75%,
  12/15/2006..............     500,000         531,005
                                          ------------
MULTIMEDIA -- (2.5%)
AOL Time Warner, 6.125%,
  4/15/2006...............   3,000,000       2,821,350
                                          ------------
TRANSPORTATION -- (0.2%)
Norfolk & Southern
  Railway, 7.75%,
  8/15/2005...............     225,000         247,721
                                          ------------

                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
UTILITIES -- (2.0%)
Bellsouth Cap Funding,
  7.75%, 2/15/2010........  $1,000,000    $  1,115,210
National Rural Utilities,
  7.30%, 9/15/2006........   1,000,000       1,093,930
                                          ------------
                                             2,209,140
                                          ------------
TOTAL CORPORATE BONDS -- (Cost
  $19,416,889)........................      20,519,799
                                          ------------
GOVERNMENT AND AGENCY BONDS -- (79.3%)
FANNIE MAE -- (21.3%)
4.50%, 9/24/2004..........   2,000,000       2,057,540
4.375%, 10/15/2006........   3,000,000       3,123,645
6.14%, 9/2/2008...........   1,000,000       1,025,650
6.25%, 2/1/2011...........   1,500,000       1,632,686
4.625%, 10/3/2011.........   1,000,000       1,005,760
7.00%, 3/1/2012...........     475,276         504,392
7.00%, 4/1/2012...........     627,208         665,631
7.00%, 8/27/2012..........   1,500,000       1,560,300
6.875%, 9/10/2012.........     500,000         542,781
6.26%, 11/26/2012.........   1,000,000       1,121,437
6.50%, 12/1/2012..........     627,907         659,943
6.50%, 1/1/2013...........     838,206         880,971
6.00%, 7/1/2013...........     379,131         395,365
6.00%, 3/1/2014...........     643,922         670,890
6.50%, 6/1/2014...........     522,655         548,888
7.00%, 6/1/2014...........     390,932         413,251
7.00%, 5/1/2022...........   2,843,518       2,975,912
7.50%, 1/1/2030...........     766,178         806,632
7.50%, 12/1/2030..........     389,762         410,221
7.50%, 12/1/2030..........      12,632          13,295
6.00%, 7/18/2032..........   3,000,000       3,137,344
                                          ------------
                                            24,152,534
                                          ------------
FEDERAL FARM CREDIT BANK -- (1.9%)
6.125%, 1/22/2013.........   1,000,000       1,042,210
6.27%, 1/26/2016..........   1,000,000       1,127,160
                                          ------------
                                             2,169,370
                                          ------------
FEDERAL HOME LOAN BANK -- (32.5%)
6.25%, 8/13/2004..........     500,000         537,241
3.05%, 10/29/2004.........   4,000,000       4,006,319
7.125%, 2/15/2005.........   2,000,000       2,214,010
4.50%, 2/15/2006..........   1,000,000       1,045,300

continued
 24

LEADER INTERMEDIATE GOVERNMENT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002


                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FEDERAL HOME LOAN BANK -- (CONTINUED)
5.375%, 2/15/2006.........  $3,500,000    $  3,758,019
6.75%, 4/10/2006..........     500,000         561,618
5.25%, 8/15/2006..........   1,000,000       1,071,150
4.875%, 11/15/2006........   3,500,000       3,703,980
4.875%, 5/15/2007.........   3,000,000       3,166,908
5.34%, 5/23/2007..........   1,000,000       1,024,827
7.325%, 5/30/2007.........   1,000,000       1,161,360
6.00%, 7/2/2008...........   2,000,000       2,114,252
6.12%, 8/26/2008..........     500,000         518,810
6.795%, 6/30/2009.........   1,000,000       1,158,518
7.375%, 2/12/2010.........   1,000,000       1,196,070
6.25%, 3/1/2011...........   1,000,000       1,066,520
6.00%, 9/1/2012...........   1,300,000       1,360,549
6.125%, 1/9/2013..........   2,000,000       2,214,800
7.10%, 8/27/2014..........   2,000,000       2,415,494
7.375%, 2/13/2015.........   2,000,000       2,483,060
                                          ------------
                                            36,778,805
                                          ------------
FREDDIE MAC -- (19.0%)
7.10%, 4/10/2007..........   2,000,000       2,309,842
7.14%, 12/15/2007.........   1,000,000       1,157,970
7.00%, 3/15/2010..........   1,000,000       1,169,493
6.135%, 2/15/2011.........   1,000,000       1,117,320
6.00%, 9/15/2011..........   1,921,472       1,963,898
6.71%, 12/5/2011..........   2,000,000       2,209,760
7.27%, 2/6/2012...........   1,000,000       1,134,580
7.49%, 4/16/2012..........   1,000,000       1,148,100
6.00%, 9/1/2013...........     534,983         556,221
6.00%, 9/1/2013...........     616,704         641,187
6.00%, 10/1/2013..........     527,032         547,955

                              SHARES
                                OR
                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FREDDIE MAC -- (CONTINUED)
7.09%, 11/22/2016.........  $  500,000    $    551,755
5.50%, 1/15/2022..........   5,000,000       5,267,149
8.00%, 5/1/2030...........     375,857         400,521
6.50%, 3/1/2031...........   1,289,790       1,333,721
                                          ------------
                                            21,509,472
                                          ------------
GINNIE MAE -- (4.6%)
6.50%, 8/16/2028..........   4,048,035       4,326,337
7.50%, 6/20/2029..........     489,673         515,949
7.50%, 10/20/2029.........     305,597         321,995
                                          ------------
                                             5,164,281
                                          ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $84,206,635)..................      89,774,462
                                          ------------
SHORT TERM INVESTMENTS -- (2.1%)
MUTUAL FUND -- (2.1%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class..........   2,325,550       2,325,550
                                          ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $2,325,550).........................       2,325,550
                                          ------------
TOTAL INVESTMENTS -- (Cost
  $105,949,074)(a) -- 99.5%...........     112,619,811
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.5%.................         590,858
                                          ------------
NET ASSETS -- 100.0%..................    $113,210,669
                                          ============

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation...................................  $6,790,661
  Unrealized depreciation...................................    (119,924)
                                                              ----------
  Net unrealized appreciation...............................  $6,670,737
                                                              ==========

See accompanying notes to the financial statements.

LEADER SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002


                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (88.9%)
AIR TRAVEL -- (1.5%)
Southwest Airlines Company,
  5.10%, 5/1/2006..........  $  425,262    $   436,127
                                           -----------
AUTOMOBILES & TRUCKS -- (1.0%)
General Motors, 6.25%,
  5/1/2005.................     300,000        307,389
                                           -----------
BROKERAGE SERVICES -- (6.4%)
Bear Stearns, 6.50%,
  5/1/2006.................     650,000        699,569
Merrill Lynch & Company,
  6.00%, 7/15/2005.........     700,000        739,242
Morgan Stanley Dean Witter,
  5.625%, 1/20/2004........     400,000        413,944
                                           -----------
                                             1,852,755
                                           -----------
COMPUTER SOFTWARE -- (3.4%)
Computer Associates, 6.25%,
  4/15/2003................   1,000,000        982,500
                                           -----------
DIVERSIFIED OPERATIONS -- (3.5%)
Tyco International Group,
  5.875%, 11/1/2004........     700,000        626,500
Tyco International Group,
  6.25%, 6/15/2003.........     410,000        389,500
                                           -----------
                                             1,016,000
                                           -----------
DRUGS & HEALTHCARE -- (1.8%)
Wellpoint Health Network,
  6.375%, 6/15/2006........     500,000        534,879
                                           -----------
FINANCE & BANKING -- (27.8%)
Boeing Capital Corporation,
  5.65%, 5/15/2006.........     750,000        771,261
Citigroup, 6.75%,
  12/1/2005................   1,000,000      1,088,770
Ford Motor Credit Company,
  6.50%, 1/25/2007.........   1,000,000        980,730
General Motors Acceptance
  Corporation, 6.125%,
  2/1/2007.................   1,000,000      1,009,987
Heller Financial, 6.40%,
  1/15/2003................     700,000        710,332
Household Finance
  Corporation, 6.00%,
  5/1/2004.................   1,000,000      1,021,100


                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
International Lease
  Finance, 5.70%,
  7/3/2006.................  $  700,000    $   721,370
Lehman Brothers Holdings,
  7.00%, 2/1/2008..........   1,000,000      1,089,409
Textron Financial
  Corporation, 5.95%,
  3/15/2004................     700,000        726,579
                                           -----------
                                             8,119,538
                                           -----------
FOOD & BEVERAGES -- (6.2%)
Coca-Cola Enterprises,
  5.375%, 8/15/2006........     750,000        797,099
SUPERVALU Incorporated,
  7.80%, 11/15/2002........   1,000,000      1,008,160
                                           -----------
                                             1,805,259
                                           -----------
INSURANCE -- (1.8%)
Allstate Corporation,
  5.375%, 12/1/2006........     500,000        520,295
                                           -----------
MULTIMEDIA -- (2.5%)
Walt Disney, 5.50%,
  12/29/2006...............     700,000        714,389
                                           -----------
OIL AND GAS FIELD SERVICES -- (9.0%)
BP Capital Markets PLC,
  4.00%, 4/29/2005.........     750,000        776,569
Halliburton Company, 6.00%,
  8/1/2006.................   1,000,000        897,920
Transcontinental Gas
  Pipeline, 6.125%,
  1/15/2005................   1,000,000        943,520
                                           -----------
                                             2,618,009
                                           -----------
RESTAURANTS -- (2.5%)
McDonald's, 5.15%,
  7/1/2004.................     700,000        732,765
                                           -----------
RETAIL -- (1.5%)
Nike, 5.50%, 8/15/2006.....     400,000        423,784
                                           -----------
DATA PROCESSING/MANAGEMENT -- (2.5%)
First Data Corporation,
  4.70%, 11/1/2006.........     690,000        714,122
                                           -----------

continued
 26

LEADER SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002


                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
TELECOMMUNICATIONS -- (5.9%)
AT&T Corp, 6.50%,
  11/15/2006 (b)...........  $  700,000    $   670,656
SBC Communications, 5.75%,
  5/2/2006.................     700,000        731,157
Sprint, 7.125%,
  1/30/2006................     324,000        277,020
WorldCom, 6.25%, 8/15/2003
  (c)......................     400,000         54,000
                                           -----------
                                             1,732,833
                                           -----------
TRANSPORTATION -- (2.1%)
CSX Corporation, 7.00%,
  9/15/2002................     600,000        600,756
                                           -----------
UTILITIES -- (9.5%)
Allegheny Generating
  Company, 5.625%,
  9/1/2003.................     900,000        839,564
Detroit Edison, 6.64%,
  3/17/2003................     455,000        465,192
KeySpan Corporation, 6.15%,
  6/1/2006.................     700,000        746,347
National Rural Utilities,
  6.00%, 1/15/2004.........     250,000        258,868
New York State Electric &
  Gas, 6.75%, 10/15/2002...     450,000        451,683
                                           -----------
                                             2,761,654
                                           -----------
TOTAL CORPORATE BONDS -- (Cost
  $26,098,719).........................     25,873,054
                                           -----------

                               SHARES
                                 OR
                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (6.9%)
FANNIE MAE -- (5.2%)
  3.70%, 9/13/2004.........  $1,500,000    $ 1,514,604
                                           -----------
FEDERAL HOME LOAN BANK -- (1.7%)
3.00%*, 12/10/2007.........     500,000        500,000
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $2,000,000)....................      2,014,604
                                           -----------
SHORT TERM INVESTMENTS -- (4.9%)
MUTUAL FUND -- (4.9%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class...........   1,441,179      1,441,179
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,441,179)....................      1,441,179
                                           -----------
TOTAL INVESTMENTS --
  (Cost $29,539,898)(a) -- 100.7%......     29,328,837
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.7)%.....................       (208,822)
                                           -----------
NET ASSETS -- 100.0%...................    $29,120,015
                                           ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $ 583,851
Unrealized depreciation.....................................   (794,912)
                                                              ---------
Net unrealized depreciation.................................  $(211,061)
                                                              =========

   Aggregate cost for federal income tax purposes is substantially the same.

(b) Represents a restricted security purchase under Rule 144A or 4(2) which is exempt from registration under The Security Act of 1933, as amended. The Board of Trustees has deemed these securities to be liquid.

(c) Defaulted security.

* Variable rate instrument. The rate presented is the rate in effect at August 31, 2002. The maturity date reflected is the final maturity date.

See accompanying notes to the financial statements.

LEADER TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002


                             PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION        AMOUNT         COST
------------------------------------------------------
COMMERCIAL PAPER -- (24.5%)
COLORADO -- (3.6%)
Colorado State, 1.25%,
  9/3/2002.................  $1,000,000    $ 1,000,000
                                           -----------
DISTRICT OF COLUMBIA -- (3.6%)
District of Columbia 1.60%,
  2/4/2003.................   1,000,000      1,000,000
                                           -----------
FINANCIAL SERVICES -- (3.7%)
Meag, 1.35%, 9/3/2002......   1,000,000      1,000,000
                                           -----------
FLORIDA -- (3.7%)
Florida State, 1.45%,
  10/11/2002...............   1,000,000      1,000,000
                                           -----------
INDIANA -- (3.7%)
Indiana State, 1.45%,
  10/15/2002...............   1,000,000      1,000,000
                                           -----------
KENTUCKY -- (2.5%)
Danville Kentucky, 1.55%,
  11/12/2002...............     680,000        680,000
                                           -----------
VIRGINIA -- (3.7%)
York County Virginia 1.45%,
  11/7/2002................   1,000,000      1,000,000
                                           -----------
TOTAL COMMERCIAL PAPER -- (Amortized
  Cost $6,680,000).....................      6,680,000
                                           -----------
MUNICIPAL BONDS -- (73.7%)
COLORADO -- (1.0%)
Denver Colorado City &
  County Multifamily
  Housing, Revenue Series
  B, *1.45%, 12/15/2014....     285,000        285,000
                                           -----------
FLORIDA -- (3.5%)
Putnam County Florida
  Development Authority
  Pollution Control,
  Revenue, *2.00%,
  3/15/2014................     960,000        960,000
                                           -----------


                             PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION        AMOUNT         COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
GEORGIA -- (2.9%)
Monroe County Georgia
  Development Authority
  Pollution Control,
  Revenue, Second Series,
  *1.90%, 9/1/2024.........  $  800,000    $   800,000
                                           -----------
KENTUCKY -- (1.8%)
Mayfield Kentucky Multi-
  City Lease Revenue,
  *1.50%, 7/1/2026.........     500,000        500,000
                                           -----------
MASSACHUSETTS -- (3.7%)
Massachusetts State
  Development Finance
  Agency, Revenue, Series B
  *1.45%, 5/15/2037........   1,000,000      1,000,000
                                           -----------
MINNESOTA -- (15.7%)
Austin Minnesota Industrial
  Development, Revenue,
  *1.45%, 12/1/2013........     850,000        850,000
Mankato Minnesota
  Multifamily Revenue,
  *1.90%, 5/1/2027.........     500,000        500,000
Minneapolis Minnesota
  Commercial Development,
  Revenue, *1.50%,
  6/1/2009.................     300,000        300,000
Moorhead Minnesota
  Industrial Development,
  Revenue, *1.45%
  11/1/2006................   1,100,000      1,100,000
St. Paul Minnesota Housing
  & Redevelopment Authority
  Commercial Development,
  Revenue, *1.50%
  12/1/2015................     245,000        245,000

continued
 28

LEADER TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002


                             PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION        AMOUNT         COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
MINNESOTA -- (CONTINUED)
Stillwater Minnesota
  Industrial Development,
  Revenue, *1.45%
  10/1/2009................  $  290,000    $   290,000
University of Minnesota,
  Revenue Series A, *1.40%,
  1/1/2034.................   1,000,000      1,000,000
                                           -----------
                                             4,285,000
                                           -----------
MISSOURI -- (7.3%)
Missouri State
  Environmental Import &
  Energy Reserve Authority
  Pollution Control,
  Revenue, *1.60%,
  12/15/2003...............   1,000,000      1,000,000
Missouri State Health &
  Educational Facilities
  Authority Educational
  Facilities, Revenue,
  *1.95%, 11/1/2029........   1,000,000      1,000,000
                                           -----------
                                             2,000,000
                                           -----------
NEW YORK -- (5.5%)
New York, New York City
  Transitional Finance
  Authority, Revenue,
  Series A, 3.25%,
  10/2/2002................   1,000,000      1,000,999
New York, New York City
  Transitional Finance
  Authority, Revenue,
  Series A-1, *1.45%,
  11/15/2028...............     500,000        500,000
                                           -----------
                                             1,500,999
                                           -----------
OREGON -- (2.2%)
Multnomah County Oregon
  Higher Education,
  Revenue, *1.85%,
  12/1/2029................     600,000        600,000
                                           -----------


                             PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION        AMOUNT         COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
SOUTH CAROLINA -- (3.7%)
South Carolina State School
  Facilities, General
  Obligation, Series B,
  3.00% 7/1/2003...........  $1,000,000    $ 1,012,744
                                           -----------
SOUTH DAKOTA -- (2.2%)
Watertown South Dakota
  Industrial Development,
  Revenue, *1.50%,
  8/1/2014.................     590,000        590,000
                                           -----------
TEXAS -- (3.7%)
Texas State Tax & Revenue
  2.75%, 8/29/2003.........   1,000,000      1,013,201
                                           -----------
VERMONT -- (3.7%)
Vermont Industrial
  Development Authority
  Hydroelectric, Revenue
  *1.70%, 12/1/2013........   1,000,000      1,000,000
                                           -----------
VIRGINIA -- (3.7%)
Clarke County Virginia
  Industrial Development
  Authority Hospital
  Facilities, Revenue,
  *1.50%, 1/1/2030.........   1,000,000      1,000,000
                                           -----------
WASHINGTON -- (0.9%)
Washington State Health
  Care Facilities
  Authority, Revenue,
  *1.95%, 1/1/2023.........     255,000        255,000
                                           -----------
WEST VIRGINIA -- (2.7%)
Monongalia County West
  Virginia Building
  Commission Hospital,
  Revenue, Series A,
  *1.55%, 7/1/2017.........     745,000        745,000
                                           -----------

continued

LEADER TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002


                             PRINCIPAL      AMORTIZED
   SECURITY DESCRIPTION        AMOUNT         COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
WISCONSIN -- (9.5%)
Milwaukee Wisconsin
  Industrial Development,
  Revenue, Series A,
  *1.50%, 5/1/2010.........  $  675,000    $   675,000
Plover Wisconsin, 3.50%,
  11/1/2002................   1,000,000      1,002,623
Wisconsin State Health &
  Educational Facilities
  Authority, Revenue,
  Series B, *1.35%,
  8/1/2029.................     925,000        925,000
                                           -----------
                                             2,602,623
                                           -----------
TOTAL MUNICIPAL BONDS -- (Amortized
  Cost $20,149,567)....................     20,149,567
                                           -----------


                                           AMORTIZED
   SECURITY DESCRIPTION       SHARES          COST
------------------------------------------------------
SHORT TERM INVESTMENTS -- (1.6%)
MUTUAL FUND -- (1.6%)
Goldman Sachs Financial
  Square Tax-Free Money
  Market Fund.............     434,089    $    434,089
                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Amortized Cost $434,089)...........         434,089
                                          ------------
TOTAL INVESTMENTS -- (Amortized Cost
  $27,263,656)(a) -- 99.8%............      27,263,656
                                          ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%.................          63,095
                                          ------------
NET ASSETS -- 100.0%..................    $ 27,326,751
                                          ============

---------------

(a) Cost for federal income tax and financial reporting is the same.

* Variable rate instrument. The rate presented is the rate in effect at August 31, 2002. The maturity date reflected is the final maturity date.

See accompanying notes to the financial statements.

LEADER MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002

                            PRINCIPAL       AMORTIZED
SECURITY DESCRIPTION          AMOUNT          COST
------------------------------------------------------
CERTIFICATES OF DEPOSIT -- (6.4%)
FINANCE & BANKING -- (6.4%)
U.S. Bank National
  Minnesota, 2.00%,
  11/14/2002.............  $ 20,000,000    $19,999,597
                                           -----------
TOTAL CERTIFICATES OF DEPOSIT --
  (Amortized Cost $19,999,597).........     19,999,597
                                           -----------
COMMERCIAL PAPER -- (65.8%)
CONSTRUCTION & HOUSING -- (6.9%)
Casal, 1.80%, 9/4/2002
  (b)....................    14,000,000     13,997,899
Rhineland, 1.80%,
  10/17/2002 (b).........     7,535,000      7,517,670
                                           -----------
                                            21,515,569
                                           -----------
BLAST FURNACES & STEEL MILLS -- (1.6%)
Csn, 2.06%, 10/21/2002
  (b)....................     5,000,000      4,985,694
                                           -----------
COMPUTER PERIPHERAL EQUIPMENT -- (2.2%)
Sigma, 2.05%, 1/14/2003
  (b)....................     7,000,000      6,946,188
                                           -----------
ELECTRIC & OTHER SERVICES COMBINED -- (4.3%)
National Grid, 1.92%,
  9/10/2002 (b)..........    13,500,000     13,493,520
                                           -----------
ELECTRIC SERVICES -- (1.9%)
Idaho Power Co., 1.79%,
  9/12/2002 (b)..........     5,000,000      4,997,262
Idaho Power Co., 1.80%,
  9/13/2002 (b)..........     1,000,000        999,400
                                           -----------
                                             5,996,662
                                           -----------
FARM MACHINERY & EQUIPMENT -- (3.0%)
Cooperative Association
  of Tractor Dealers,
  2.02%, 11/19/2002
  (b)....................     9,400,000      9,358,310
                                           -----------
FINANCIAL SERVICES -- (13.7%)
Austra, 1.83%, 10/2/2002
  (b)....................    14,200,000     14,177,622
Autobahn, 1.80%,
  10/2/2002 (b)..........     2,000,000      1,996,900
Duke, 2.03%, 9/12/2002
  (b)....................    13,000,000     12,991,945

                            PRINCIPAL       AMORTIZED
SECURITY DESCRIPTION          AMOUNT          COST
------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
FINANCIAL SERVICES -- (CONTINUED)
First Express, 1.85%,
  10/17/2002 (b).........  $  6,000,000    $ 5,985,817
Gotham Funding, 1.91%,
  11/25/2002 (b).........     4,350,000      4,330,383
Three Crown, 1.85%,
  11/15/2002 (b).........     2,700,000      2,689,594
                                           -----------
                                            42,172,261
                                           -----------
FOREIGN BANK & BRANCHES & AGENCIES -- (5.6%)
Santand, 1.86%, 9/9/2002
  (b)....................    10,500,000     10,495,660
Svenska, 1.96%, 12/3/2002
  (b)....................     6,700,000      6,666,076
                                           -----------
                                            17,161,736
                                           -----------
GENERAL INDUSTRIAL MACHINERY -- (0.9%)
Cat, 2.05%, 10/11/2002
  (b)....................     2,672,000      2,665,914
                                           -----------
LIFE INSURANCE -- (1.8%)
Aon, 1.94%, 9/13/2002
  (b)....................     5,500,000      5,496,150
                                           -----------
MANUFACTURING -- (6.5%)
Avery Denison
  Corporation, *2.21%,
  12/19/2002.............    20,000,000     20,000,000
                                           -----------
METAL MINING -- (3.8%)
Chartwell, 2.02%,
  12/3/2002 (b)..........    12,000,000     11,937,380
                                           -----------
NEWSPAPERS -- (3.2%)
Knight Ridder, 1.96%,
  9/3/2002 (b)...........    10,000,000      9,998,911
                                           -----------
PHARMACEUTICAL PREPARATIONS -- (4.0%)
Wyeth, 1.87%, 9/6/2002
  (b)....................     5,000,000      4,998,701
Wyeth, 1.87%, 9/9/2002
  (b)....................     6,000,000      5,997,507
Wyeth, 1.88%, 9/23/2002
  (b)....................     1,500,000      1,498,277
                                           -----------
                                            12,494,485
                                           -----------

continued

LEADER MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002

                            PRINCIPAL       AMORTIZED
SECURITY DESCRIPTION          AMOUNT          COST
------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
PLASTICS MATERIALS & RESINS -- (1.6%)
Dow, 1.78%, 9/26/2002
  (b)....................  $  5,000,000    $ 4,993,819
                                           -----------
PRINTING & PUBLISHING -- (3.2%)
Washington Post Company,
  1.95%, 9/16/2002 (b)...    10,000,000      9,991,875
                                           -----------
URBAN & COMMUNITY DEVELOPMENT -- (1.6%)
Oakland-Alameda County,
  1.80%, 9/5/2002........     5,000,000      5,000,000
                                           -----------
TOTAL COMMERCIAL PAPER --
  (Amortized Cost $204,208,474)........    204,208,474
                                           -----------
CORPORATE BONDS -- (7.7%)
CABLE & OTHER PAY TV SERVICES -- (1.6%)
Glencrest Real Estate &
  Development, *6.20%,
  2/15/2024..............     5,100,000      5,100,000
                                           -----------
DRUGS & HEALTHCARE -- (4.5%)
Community Health Systems,
  *2.53%, 10/1/2003......       685,000        685,000
Community Health Systems,
  *2.53%, 10/1/2003......     5,545,000      5,545,000
Brch Corporation, *2.47%,
  12/1/2028..............     7,500,000      7,500,000
                                           -----------
                                            13,730,000
                                           -----------
FINANCE & BANKING -- (1.6%)
Associates Corporation,
  *1.83%, 6/26/2003......     5,000,000      5,000,000
                                           -----------
TOTAL CORPORATE BONDS --
  (Amortized Cost $23,830,000).........     23,830,000
                                           -----------
GOVERNMENT AND AGENCY BONDS -- (8.4%)
FEDERAL FARM CREDIT BANK -- (1.0%)
1.74%, 10/1/2002 (b).....     3,000,000      2,995,650
                                           -----------
FEDERAL HOME LOAN BANK -- (2.6%)
2.00% 3/20/2003..........     8,000,000      8,000,000
                                           -----------

                            PRINCIPAL       AMORTIZED
SECURITY DESCRIPTION          AMOUNT          COST
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
SALLIE MAE -- (4.8%)
2.11%, 9/6/2002..........  $  5,000,000    $ 5,000,000
2.15%, 3/28/2003.........    10,000,000     10,020,655
                                           -----------
                                            15,020,655
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Amortized Cost $26,016,305).........     26,016,305
                                           -----------
MUNICIPAL BONDS -- (11.4%) *
CALIFORNIA -- (2.4%)
SACRAMENTO COUNTY
  CALIFORNIA, REVENUE,
  1.80%, 7/1/2020........     7,300,000      7,300,000
                                           -----------
HAWAII -- (2.1%)
Hawaii State Department
  Budget & Finance
  Special Purpose,
  Revenue, 2.22%,
  7/1/2004...............       600,000        600,000
Liliha Parking Company,
  2.53%, 8/1/2024........     4,030,000      4,030,000
ST. Francis Healthcare
  Foundation Hawaii
  Revenue, 2.53%,
  8/1/2012...............     1,760,000      1,760,000
                                           -----------
                                             6,390,000
                                           -----------
MAINE -- (0.5%)
Regional Waste System Inc
  ME Solid Waste RES
  Recovery Revenue,
  1.82%, 7/1/2014........     1,590,000      1,590,000
                                           -----------
MASSACHUSETTS -- (0.6%)
Massachusetts State
  Housing Finance Agency,
  2.00%, 5/15/2031.......     2,000,000      2,000,000
                                           -----------
NEVADA -- (0.9%)
Nevada Housing, 2.11%,
  10/1/2026..............     1,175,000      1,175,000
Nevada Housing, 2.11%,
  10/1/2026..............     1,520,000      1,520,000
                                           -----------
                                             2,695,000
                                           -----------

continued
 32

LEADER MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002

                            PRINCIPAL       AMORTIZED
SECURITY DESCRIPTION          AMOUNT          COST
------------------------------------------------------
MUNICIPAL BONDS* -- (continued)
NEW YORK -- (1.1%)
New York State Dormitory
  Authority, 1.92%,
  10/8/2002..............  $  3,525,000    $ 3,525,000
                                           -----------
NORTH CAROLINA -- (0.9%)
Durham North Carolina
  Certificate
  Participation, 1.85%,
  7/1/2003...............     2,750,000      2,750,000
                                           -----------
UTAH -- (2.9%)
Utah Housing Corporation
  Single Family Mortgage
  Revenue, 1.85%,
  7/1/2033...............     4,300,000      4,300,000
Utah State Housing
  Finance Agency,
  Revenue, Series C-I,
  1.85%, 7/1/2031........     4,745,000      4,745,000
                                           -----------
                                             9,045,000
                                           -----------
TOTAL MUNICIPAL BONDS --
  (Amortized Cost $35,295,000).........     35,295,000
                                           -----------

                                           AMORTIZED
   SECURITY DESCRIPTION       SHARES          COST
------------------------------------------------------
SHORT TERM INVESTMENTS -- (0.2%)
MUTUAL FUND -- (0.2%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class..........     720,966    $    720,966
                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Amortized Cost $720,966)...........         720,966
                                          ------------
TOTAL INVESTMENTS --
  (Amortized Cost
  $310,070,342)(a) -- 99.9%...........     310,070,342
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.................         259,459
                                          ------------
NET ASSETS -- 100.0%..................    $310,329,801
                                          ============

---------------

(a) Cost for federal income tax and financial reporting is the same.

(b) The rate disclosed represents effective yield at purchase.

* Variable rate interest. The rate presented is the rate in effect at August 31, 2002. The maturity date reflected is the final maturity date.

See accompanying notes to the financial statements.

LEADER TREASURY MONEY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2002

                            PRINCIPAL       AMORTIZED
SECURITY DESCRIPTION          AMOUNT          COST
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (99.4%)
U.S. TREASURY BILLS -- (99.4%)(b)
  1.675%, 9/5/2002.......  $  3,000,000    $ 2,999,420
  1.675%, 9/5/2002.......     5,000,000      4,999,094
  1.64%, 9/12/2002.......     5,000,000      4,997,326
  1.65%, 9/19/2002.......     3,000,000      2,997,375
  1.64%, 9/26/2002.......     6,000,000      5,992,313
  1.64%, 10/3/2002.......     3,000,000      2,995,360
  1.61%, 10/10/2002......     3,000,000      2,994,280
  1.61%, 10/17/2002......     3,000,000      2,993,062
  1.60%, 10/24/2002......     3,000,000      2,992,492
  1.58%, 10/31/2002......     3,000,000      2,991,650
  1.58%, 11/7/2002.......     3,000,000      2,990,732
  1.57%, 11/14/2002......     3,000,000      2,989,763
  1.58%, 11/21/2002......     3,000,000      2,988,998
  1.59%, 11/29/2002......     3,000,000      2,988,059
  1.59%, 12/5/2002.......     3,000,000      2,987,254
  1.57%, 12/12/2002......     3,000,000      2,986,315
  1.57%, 12/19/2002......     3,000,000      2,986,148
  1.57%, 12/26/2002......     3,000,000      2,984,533
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Amortized Cost $60,854,174).........     60,854,174
                                           -----------

                                            AMORTIZED
SECURITY DESCRIPTION          SHARES          COST
------------------------------------------------------
SHORT TERM INVESTMENTS -- (0.7%)
MUTUAL FUND -- (0.7%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class.........       448,666    $   448,666
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Amortized Cost $448,666)............        448,666
                                           -----------
TOTAL INVESTMENTS -- (Amortized Cost
  $61,302,840)(a) -- 100.1%............     61,302,840
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1)%.....................        (84,753)
                                           -----------
NET ASSETS -- 100.0%...................    $61,218,087
                                           ===========

---------------

(a) Cost for federal income tax and financial reporting is the same.

(b) The rate disclosed represents effective yield at purchase.

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 LEADER
                                                                GROWTH &       LEADER
                                                                 INCOME       BALANCED
                                                                  FUND          FUND
                                                              ------------   -----------
ASSETS:
Investments in securities, at value (cost $132,091,013, and
  $46,627,781, respectively)................................  $138,315,933   $43,350,997
Cash........................................................        14,000            --
Dividends and interest receivable...........................       316,311       336,150
Receivable for capital shares issued........................            95            --
Prepaid expenses............................................         4,511         1,693
                                                              ------------   -----------
  Total Assets..............................................   138,650,850    43,688,840
                                                              ------------   -----------
LIABILITIES:
Payable for capital shares redeemed.........................         1,530           200
Accrued expenses:
  Advisory fees.............................................        76,036        20,169
  Administration fees.......................................         3,050           956
  Distribution fees -- Investor Shares......................         1,087           130
  Other.....................................................        33,421        35,589
                                                              ------------   -----------
  Total Liabilities.........................................       115,124        57,044
                                                              ------------   -----------
NET ASSETS..................................................  $138,535,726   $43,631,796
                                                              ============   ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $139,740,281   $48,102,139
Undistributed net investment income.........................       343,032       245,972
Accumulated net realized losses on investments..............    (7,772,507)   (1,439,531)
Net unrealized appreciation/(depreciation) on investments...     6,224,920    (3,276,784)
                                                              ------------   -----------
NET ASSETS..................................................  $138,535,726   $43,631,796
                                                              ============   ===========
INSTITUTIONAL SHARES:
Net Assets..................................................  $134,134,158   $43,095,848
                                                              ============   ===========
Shares of beneficial interest outstanding, no par value.....     6,336,909     4,742,341
                                                              ============   ===========
Net asset value, offering and redemption price per share....  $      21.17   $      9.09
                                                              ============   ===========
INVESTOR SHARES:
Net Assets..................................................  $  4,401,568   $   535,948
                                                              ============   ===========
Shares of beneficial interest outstanding, no par value.....       208,234        59,079
                                                              ============   ===========
Net asset value and redemption price per share..............  $      21.14   $      9.07
                                                              ============   ===========
Maximum Sales Charge........................................          5.50%         5.50%
                                                              ============   ===========
Maximum offering price (100%/(100%-Maximum Sales Charge) of
  net asset value adjusted to the nearest cent) per share...  $      22.37   $      9.60
                                                              ============   ===========

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                             LEADER
                                                              LEADER      INTERMEDIATE     LEADER
                                                            TAX-EXEMPT     GOVERNMENT    SHORT TERM
                                                             BOND FUND     BOND FUND      BOND FUND
                                                            -----------   ------------   -----------
ASSETS:
Investments in securities, at value (cost $16,560,280,
  $105,949,074, and $29,539,898, respectively)............  $17,849,339   $112,619,811   $29,328,837
Dividends and interest receivable.........................      266,192      1,099,339       416,780
Prepaid expenses..........................................        1,067          3,491         1,691
                                                            -----------   ------------   -----------
  Total Assets............................................   18,116,598    113,722,641    29,747,308
                                                            -----------   ------------   -----------
LIABILITIES:
Dividends payable.........................................       60,626        440,548       103,531
Payable for investments purchased.........................           --             --       500,000
Payable for capital shares redeemed.......................           --             --         2,000
Accrued expenses:
  Advisory fees...........................................           --         42,994         4,880
  Administration fees.....................................          296          2,472           635
  Distribution fees -- Investor Shares....................          137            601           243
  Other...................................................        2,248         25,357        16,004
                                                            -----------   ------------   -----------
  Total Liabilities.......................................       63,307        511,972       627,293
                                                            -----------   ------------   -----------
NET ASSETS................................................  $18,053,291   $113,210,669   $29,120,015
                                                            ===========   ============   ===========
COMPOSITION OF NET ASSETS:
Paid-in capital...........................................  $16,750,088   $106,310,361   $29,427,752
Undistributed/(distributions in excess of) net investment
  income..................................................           --          9,425        (1,438)
Accumulated net realized gains/(losses) on investments....       14,144        220,146       (95,238)
Net unrealized appreciation/(depreciation) on
  investments.............................................    1,289,059      6,670,737      (211,061)
                                                            -----------   ------------   -----------
NET ASSETS................................................  $18,053,291   $113,210,669   $29,120,015
                                                            ===========   ============   ===========
INSTITUTIONAL SHARES:
Net Assets................................................  $17,494,077   $110,737,242   $28,151,263
                                                            ===========   ============   ===========
Shares of beneficial interest outstanding, no par value...    1,675,038      8,435,482     2,833,088
                                                            ===========   ============   ===========
Net assets value, offering and redemption price per
  share...................................................  $     10.44   $      13.13   $      9.94
                                                            ===========   ============   ===========
INVESTOR SHARES:
Net Assets................................................  $   559,214   $  2,473,427   $   968,752
                                                            ===========   ============   ===========
Shares of beneficial interest outstanding, no par value...       53,567        188,491        97,509
                                                            ===========   ============   ===========
Net assets value and redemption price per share...........  $     10.44   $      13.12   $      9.94
                                                            ===========   ============   ===========
Maximum Sales Charge......................................         4.75%          4.75%         4.75%
                                                            ===========   ============   ===========
Maximum offering price (100%/(100%-Maximum Sales Charge)
  of net asset value adjusted to the nearest cent) per
  share...................................................  $     10.96   $      13.77   $     10.44
                                                            ===========   ============   ===========

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             LEADER           LEADER          LEADER
                                                        TAX-EXEMPT MONEY   MONEY MARKET   TREASURY MONEY
                                                          MARKET FUND          FUND        MARKET FUND
                                                        ----------------   ------------   --------------
ASSETS:
Investments in securities, at amortized cost..........    $27,263,656      $310,070,342    $61,302,840
Dividends and interest receivable.....................         86,893           689,851          2,024
Prepaid expenses......................................          2,683             7,100          5,659
                                                          -----------      ------------    -----------
  Total Assets........................................     27,353,232       310,767,293     61,310,523
                                                          -----------      ------------    -----------
LIABILITIES:
Dividends payable.....................................         21,170           278,460         67,547
Accrued expenses:
  Advisory fees.......................................             --            63,192          9,261
  Administration fees.................................            448             5,706         13,136
  Distribution fees -- Investor Shares................          1,361            46,012          1,694
  Other...............................................          3,502            44,122            798
                                                          -----------      ------------    -----------
  Total Liabilities...................................         26,481           437,492         92,436
                                                          -----------      ------------    -----------
NET ASSETS............................................    $27,326,751      $310,329,801    $61,218,087
                                                          ===========      ============    ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.......................................    $27,318,296      $310,332,087    $61,151,372
Undistributed net investment income...................          8,455               255         43,632
Accumulated net realized gains/(losses) on
  investments.........................................             --            (2,541)        23,083
                                                          -----------      ------------    -----------
NET ASSETS............................................    $27,326,751      $310,329,801    $61,218,087
                                                          ===========      ============    ===========
INSTITUTIONAL SHARES:
Net Assets............................................    $23,938,719      $178,515,379    $53,412,355
                                                          ===========      ============    ===========
Shares of beneficial interest outstanding, no par
  value...............................................     23,938,303       178,517,336     53,363,498
                                                          ===========      ============    ===========
Net asset value, offering and redemption price per
  share...............................................    $      1.00      $       1.00    $      1.00
                                                          ===========      ============    ===========
INVESTOR SHARES:
Net Assets............................................    $ 2,277,996      $110,084,531    $ 4,041,401
                                                          ===========      ============    ===========
Shares of beneficial interest outstanding, no par
  value...............................................      2,277,900       110,084,741      4,036,265
                                                          ===========      ============    ===========
Net asset value, offering and redemption price per
  share...............................................    $      1.00      $       1.00    $      1.00
                                                          ===========      ============    ===========
SWEEP SHARES:
Net Assets............................................    $ 1,110,036      $ 21,729,891    $ 3,764,331
                                                          ===========      ============    ===========
Shares of beneficial interest outstanding, no par
  value...............................................      1,110,010        21,730,010      3,760,010
                                                          ===========      ============    ===========
Net asset value, offering and redemption price per
  share...............................................    $      1.00      $       1.00    $      1.00
                                                          ===========      ============    ===========

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 LEADER        LEADER
                                                                GROWTH &      BALANCED
                                                              INCOME FUND       FUND
                                                              ------------   -----------
INVESTMENT INCOME:
Interest income.............................................  $    117,758   $ 1,293,255
Dividend income.............................................     3,094,322       401,040
                                                              ------------   -----------
  Total Investment Income...................................     3,212,080     1,694,295
                                                              ------------   -----------
EXPENSES:
Advisory fees...............................................     1,178,523       357,167
Administration fees.........................................       314,276        89,293
Administrative service fees -- Institutional Shares.........       461,773       132,710
Distribution fees -- Investor Shares........................         9,638         1,228
Fund accounting fees........................................        55,203        48,533
Transfer agent fees.........................................       164,178       113,455
Trustees' fees..............................................        11,680         3,270
Other.......................................................       147,062        58,182
                                                              ------------   -----------
  Total Expenses............................................     2,342,333       803,838
  Expenses waived by the Advisor............................      (157,135)     (100,696)
  Expenses waived by the Administrator and its affiliates...      (461,773)     (132,710)
                                                              ------------   -----------
  Net Expenses..............................................     1,723,425       570,432
                                                              ------------   -----------
NET INVESTMENT INCOME.......................................     1,488,655     1,123,863
                                                              ------------   -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments..................    (2,590,768)     (504,400)
Change in unrealized appreciation/(depreciation) on
  investments...............................................   (26,544,862)   (1,660,602)
                                                              ------------   -----------
Net realized and unrealized gains/(losses) on investments...   (29,135,630)   (2,165,002)
                                                              ------------   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(27,646,975)  $(1,041,139)
                                                              ============   ===========

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                           LEADER
                                                             LEADER     INTERMEDIATE     LEADER
                                                           TAX-EXEMPT    GOVERNMENT    SHORT TERM
                                                           BOND FUND     BOND FUND     BOND FUND
                                                           ----------   ------------   ----------
INVESTMENT INCOME:
Interest income..........................................   $891,093     $6,933,529    $1,291,540
Dividend income..........................................      3,653         59,052        23,137
                                                            --------     ----------    ----------
  Total Investment Income................................    894,746      6,992,581     1,314,677
                                                            --------     ----------    ----------
EXPENSES:
Advisory fees............................................     90,179        572,706       143,821
Administration fees......................................     36,072        229,085        52,299
Administrative service fees -- Institutional Shares......     52,941        338,507        76,393
Distribution fees -- Investor Shares.....................      1,167          5,118         2,055
Fund accounting fees.....................................     43,479         67,249        50,539
Transfer agent fees......................................     40,155         65,856        70,744
Trustees' fees...........................................      1,455          8,117         1,746
Other....................................................     32,717         97,732        38,538
                                                            --------     ----------    ----------
  Total Expenses.........................................    298,165      1,384,370       436,135
  Expenses waived by the Advisor.........................    (90,179)       (77,488)     (101,699)
  Expenses waived by the Administrator and its
     affiliates..........................................    (58,098)      (338,507)      (76,393)
                                                            --------     ----------    ----------
  Net Expenses...........................................    149,888        968,375       258,043
                                                            --------     ----------    ----------
NET INVESTMENT INCOME....................................    744,858      6,024,206     1,056,634
                                                            --------     ----------    ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments...............    201,613      1,318,215       (74,806)
Change in unrealized appreciation/(depreciation) on
  investments............................................    (18,917)     1,729,713      (433,750)
                                                            --------     ----------    ----------
Net realized and unrealized gains/(losses) on
  investments............................................    182,696      3,047,928      (508,556)
                                                            --------     ----------    ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...........   $927,554     $9,072,134    $  548,078
                                                            ========     ==========    ==========

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                        LEADER           LEADER          LEADER
                                                   TAX-EXEMPT MONEY   MONEY MARKET   TREASURY MONEY
                                                     MARKET FUND          FUND        MARKET FUND
                                                   ----------------   ------------   --------------
INVESTMENT INCOME:
Interest income..................................     $  517,471       $8,919,688      $1,897,672
Dividend income..................................         10,291           73,639          54,604
                                                      ----------       ----------      ----------
  Total Investment Income........................        527,762        8,993,327       1,952,276
                                                      ----------       ----------      ----------
EXPENSES:
Advisory fees....................................        119,091        1,495,350         331,116
Administration fees..............................         59,546          747,682         165,560
Administrative service fees -- Institutional
  Shares.........................................         60,912          613,499         176,429
Distribution fees -- Investor Shares.............         21,490          541,166          31,770
Shareholder service fees -- Sweep Shares.........          2,774           50,510          14,632
Fund accounting fees.............................         38,251          114,101          59,670
Transfer agent fees..............................         29,340          220,598          76,541
Trustees' fees...................................          2,434           26,799           7,601
Other............................................         93,761          358,708          97,412
                                                      ----------       ----------      ----------
  Total Expenses.................................        427,599        4,168,413         960,731
  Expenses waived by the Advisor.................       (103,441)        (547,193)       (216,272)
  Expenses waived by the Administrator and its
     affiliates..................................        (74,143)        (737,474)       (212,959)
                                                      ----------       ----------      ----------
  Net Expenses...................................        250,015        2,883,746         531,500
                                                      ----------       ----------      ----------
NET INVESTMENT INCOME............................        277,747        6,109,581       1,420,776
                                                      ----------       ----------      ----------
REALIZED GAINS ON INVESTMENTS:
Net realized gains on investments................            725            1,676          59,449
                                                      ----------       ----------      ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...     $  278,472       $6,111,257      $1,480,225
                                                      ==========       ==========      ==========

See accompanying notes to the financial statements.
 40

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                LEADER                               LEADER
                                                         GROWTH & INCOME FUND                    BALANCED FUND
                                                   ---------------------------------   ----------------------------------
                                                     YEAR ENDED        YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2002   AUGUST 31, 2001*
                                                   ---------------   ---------------   ---------------   ----------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income............................   $  1,488,655      $  1,537,625       $ 1,123,863       $   919,533
Net realized gains/(losses) on investments.......     (2,590,768)       (5,181,739)         (504,400)         (935,131)
Change in unrealized appreciation/(depreciation)
  on investments.................................    (26,544,862)      (42,306,054)       (1,660,602)       (1,616,182)
                                                    ------------      ------------       -----------       -----------
Change in net assets resulting from operations...    (27,646,975)      (45,950,168)       (1,041,139)       (1,631,780)
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS FROM:
Net investment income............................     (1,424,569)       (1,593,521)       (1,135,463)         (659,526)
Net realized gains...............................             --        (4,492,418)               --                --
DIVIDENDS TO INVESTOR SHAREHOLDERS FROM:
Net investment income............................        (18,991)           (2,725)           (8,918)             (984)**
Net realized gains...............................             --              (653)               --                --
                                                    ------------      ------------       -----------       -----------
Change in net assets from shareholder
  dividends......................................     (1,443,560)       (6,089,317)       (1,144,381)         (660,510)
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions...      2,848,212        39,289,570           873,594        47,236,012
                                                    ------------      ------------       -----------       -----------
CHANGE IN NET ASSETS.............................    (26,242,323)      (12,749,915)       (1,311,926)       44,943,722
NET ASSETS:
Beginning of period..............................    164,778,049       177,527,964        44,943,722                --
                                                    ------------      ------------       -----------       -----------
End of period....................................   $138,535,726      $164,778,049       $43,631,796       $44,943,722
                                                    ============      ============       ===========       ===========
Undistributed Net Investment Income..............   $    343,032      $    297,937       $   245,972       $   266,490
                                                    ============      ============       ===========       ===========

---------------

*    From commencement of operations on January 3, 2001.
**   From commencement of operations on February 20, 2001.

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                LEADER                               LEADER
                                                         GROWTH & INCOME FUND                    BALANCED FUND
                                                   ---------------------------------   ----------------------------------
                                                     YEAR ENDED        YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2002   AUGUST 31, 2001*
                                                   ---------------   ---------------   ---------------   ----------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued....................    $42,749,283       $60,262,546       $7,630,294        $54,940,714
  Dividends reinvested...........................        600,859         3,654,333        1,134,274            659,457
  Cost of shares redeemed........................    (43,696,456)      (26,637,045)      (8,171,475)        (8,644,315)
                                                     -----------       -----------       ----------        -----------
    Change.......................................       (346,314)       37,279,834          593,093         46,955,856
                                                     -----------       -----------       ----------        -----------
INVESTOR SHARES:
  Proceeds from shares issued....................      4,029,695         2,134,496          421,672            281,093**
  Dividends reinvested...........................         17,358             3,297            8,673                918**
  Cost of shares redeemed........................       (852,527)         (128,057)        (149,844)            (1,855)**
                                                     -----------       -----------       ----------        -----------
    Change.......................................      3,194,526         2,009,736          280,501            280,156
                                                     -----------       -----------       ----------        -----------
  Change in net assets from capital
    transactions.................................    $ 2,848,212       $39,289,570       $  873,594        $47,236,012
                                                     ===========       ===========       ==========        ===========
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued.........................................      1,748,306         2,110,347          820,465          5,513,813
  Reinvested.....................................         24,762           125,883          122,769             68,468
  Redeemed.......................................     (1,811,030)         (938,107)        (887,724)          (895,450)
                                                     -----------       -----------       ----------        -----------
    Change.......................................        (37,962)        1,298,123           55,510          4,686,831
                                                     -----------       -----------       ----------        -----------
INVESTOR SHARES:
  Issued.........................................        168,875            79,017           45,447             29,211**
  Reinvested.....................................            716               120              940                 95**
  Redeemed.......................................        (35,765)           (4,729)         (16,422)              (192)**
                                                     -----------       -----------       ----------        -----------
    Change.......................................        133,826            74,408           29,965             29,114
                                                     -----------       -----------       ----------        -----------
  Change from share transactions.................         95,864         1,372,531           85,475          4,715,945
                                                     ===========       ===========       ==========        ===========

---------------

*    From commencement of operations on January 3, 2001.
**   From commencement of operations on February 20, 2001.

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 LEADER                              LEADER
                                                               TAX-EXEMPT                    INTERMEDIATE GOVERNMENT
                                                                BOND FUND                           BOND FUND
                                                    ---------------------------------   ---------------------------------
                                                      YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2002   AUGUST 31, 2001
                                                    ---------------   ---------------   ---------------   ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.............................    $   744,858       $   902,525      $  6,024,206      $  6,885,669
Net realized gains/(losses) on investments........        201,613            (3,626)        1,318,215          (407,669)
Change in unrealized appreciation/(depreciation)
  on investments..................................        (18,917)          852,654         1,729,713         8,594,575
                                                      -----------       -----------      ------------      ------------
Change in net assets resulting from operations....        927,554         1,751,553         9,072,134        15,072,575
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS FROM:
Net investment income.............................       (729,975)         (899,810)       (5,929,355)       (6,875,727)
Net realized gains................................       (180,069)         (115,063)               --                --
DIVIDENDS TO INVESTOR SHAREHOLDERS FROM:
Net investment income.............................        (14,883)           (2,715)          (84,055)           (9,942)
Net realized gains................................         (3,521)               --(a)             --                --
                                                      -----------       -----------      ------------      ------------
Change in net assets from shareholder dividends...       (928,448)       (1,017,588)       (6,013,410)       (6,885,669)
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions....     (3,565,121)       (1,375,535)      (17,343,610)      (11,792,081)
                                                      -----------       -----------      ------------      ------------
CHANGE IN NET ASSETS..............................     (3,566,015)         (641,570)      (14,284,886)       (3,605,175)
NET ASSETS:
Beginning of period...............................     21,619,306        22,260,876       127,495,555       131,100,730
                                                      -----------       -----------      ------------      ------------
End of period.....................................    $18,053,291       $21,619,306      $113,210,669      $127,495,555
                                                      ===========       ===========      ============      ============
Undistributed/(distributions in excess of) Net
  Investment Income...............................    $        --       $        --      $      9,425      $     (1,371)
                                                      ===========       ===========      ============      ============

---------------

(a)  Amount less than $0.50.

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 LEADER                              LEADER
                                                               TAX-EXEMPT                    INTERMEDIATE GOVERNMENT
                                                                BOND FUND                           BOND FUND
                                                    ---------------------------------   ---------------------------------
                                                      YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2002   AUGUST 31, 2001
                                                    ---------------   ---------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued.....................    $ 2,725,047       $ 3,622,743      $ 17,735,388      $ 34,600,494
  Dividends reinvested............................         34,378            27,227           584,051         1,125,633
  Cost of shares redeemed.........................     (6,629,410)       (5,271,038)      (37,195,215)      (48,386,963)
                                                      -----------       -----------      ------------      ------------
    Change........................................     (3,869,985)       (1,621,068)      (18,875,776)      (12,660,836)
                                                      -----------       -----------      ------------      ------------
INVESTOR SHARES:
  Proceeds from shares issued.....................        357,499           368,617         2,432,307           876,450
  Dividends reinvested............................         14,449             1,060            62,478             4,620
  Cost of shares redeemed.........................        (67,084)         (124,144)         (962,619)          (12,315)
                                                      -----------       -----------      ------------      ------------
    Change........................................        304,864           245,533         1,532,166           868,755
                                                      -----------       -----------      ------------      ------------
  Change in net assets from capital
    transactions..................................    $(3,565,121)      $(1,375,535)     $(17,343,610)     $(11,792,081)
                                                      ===========       ===========      ============      ============
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued..........................................        265,553           354,916         1,389,009         2,748,892
  Reinvested......................................          3,351             2,679            45,612            92,034
  Redeemed........................................       (641,414)         (521,268)       (2,901,493)       (3,891,760)
                                                      -----------       -----------      ------------      ------------
    Change........................................       (372,510)         (163,673)       (1,466,872)       (1,050,834)
                                                      -----------       -----------      ------------      ------------
INVESTOR SHARES:
  Issued..........................................         34,701            35,982           189,753            69,489
  Reinvested......................................          1,412               103             4,886               367
  Redeemed........................................         (6,527)          (12,104)          (75,031)             (973)
                                                      -----------       -----------      ------------      ------------
    Change........................................         29,586            23,981           119,608            68,883
                                                      -----------       -----------      ------------      ------------
  Change from share transactions..................       (342,924)         (139,692)       (1,347,264)         (981,951)
                                                      ===========       ===========      ============      ============

See accompanying notes to the financial statements.
 44

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       LEADER                               LEADER
                                                SHORT TERM BOND FUND             TAX-EXEMPT MONEY MARKET FUND
                                         ----------------------------------   -----------------------------------
                                           YEAR ENDED        PERIOD ENDED       YEAR ENDED        PERIOD ENDED
                                         AUGUST 31, 2002   AUGUST 31, 2001*   AUGUST 31, 2002   AUGUST 31, 2001**
                                         ---------------   ----------------   ---------------   -----------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income..................    $ 1,056,634       $   387,844        $   277,747        $   780,720
Net realized gains/(losses) on
  investments..........................        (74,806)          (17,895)               725               (187)
Change in unrealized
  appreciation/(depreciation) on
  investments..........................       (433,750)          222,689                 --                 --
                                           -----------       -----------        -----------        -----------
Change in net assets resulting from
  operations...........................        548,078           592,638            278,472            780,533
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income..................     (1,038,065)         (387,192)          (247,619)          (728,795)
Net realized gains.....................         (2,484)               --                 --                 --
DIVIDENDS TO INVESTOR SHAREHOLDERS
  FROM:
Net investment income..................        (26,028)             (652)***        (21,808)           (46,799)****
Net realized gains.....................            (53)               --                 --                 --
DIVIDENDS TO SWEEP SHAREHOLDERS FROM:
Net investment income..................             --                --             (8,320)            (5,126)*****
Net realized gains.....................             --                --                 --                 --
                                           -----------       -----------        -----------        -----------
Change in net assets from shareholder
  dividends............................     (1,066,630)         (387,844)          (277,747)          (780,720)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.........................     11,679,158        17,754,615         (5,706,436)        33,032,649
                                           -----------       -----------        -----------        -----------
Change in Net Assets...................     11,160,606        17,959,409         (5,705,711)        33,032,462
NET ASSETS:
  Beginning of period..................     17,959,409                --         33,032,462                 --
                                           -----------       -----------        -----------        -----------
  End of period........................    $29,120,015       $17,959,409        $27,326,751        $33,032,462
                                           ===========       ===========        ===========        ===========
Undistributed/(distributions in excess
  of) Net Investment Income............    $    (1,438)      $     6,021        $     8,455        $     7,917
                                           ===========       ===========        ===========        ===========

---------------

*      From commencement of operations on January 5, 2001.
**     From commencement of operations on September 6, 2000.
***    From commencement of operations on March 8, 2001.
****   From commencement of operations on October 4, 2000.
*****  From commencement of operations on October 5, 2000.

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    LEADER                               LEADER
                                             SHORT TERM BOND FUND             TAX-EXEMPT MONEY MARKET FUND
                                      ----------------------------------   -----------------------------------
                                        YEAR ENDED        PERIOD ENDED       YEAR ENDED        PERIOD ENDED
                                      AUGUST 31, 2002   AUGUST 31, 2001*   AUGUST 31, 2002   AUGUST 31, 2001**
                                      ---------------   ----------------   ---------------   -----------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued.......    $15,658,902       $19,519,585       $ 38,706,342       $ 72,756,531
  Dividends reinvested..............        393,766           253,354                 --                 --
  Cost of shares redeemed...........     (5,289,778)       (2,087,375)       (42,530,305)       (44,994,265)
                                        -----------       -----------       ------------       ------------
    Change..........................     10,762,890        17,685,564         (3,823,963)        27,762,266
                                        -----------       -----------       ------------       ------------
INVESTOR SHARES:
  Proceeds from shares issued.......      1,113,547            69,883***       8,079,984          7,501,540****
  Dividends reinvested..............         20,270               418***          24,766             42,592****
  Cost of shares redeemed...........       (217,549)           (1,250)***     (9,987,223)        (3,383,759)****
                                        -----------       -----------       ------------       ------------
    Change..........................        916,268            69,051         (1,882,473)         4,160,373
                                        -----------       -----------       ------------       ------------
SWEEP SHARES:
  Proceeds from shares issued.......             --                --                 --          1,810,010*****
  Cost of shares redeemed...........             --                --                 --           (700,000)*****
                                        -----------       -----------       ------------       ------------
    Change..........................             --                --                 --          1,110,010
                                        -----------       -----------       ------------       ------------
  Change in net assets from capital
    transactions....................    $11,679,158       $17,754,615       $ (5,706,436)      $ 33,032,649
                                        ===========       ===========       ============       ============
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued............................      1,555,751         1,951,637         38,706,342         72,756,531
  Reinvested........................         39,324            25,316                 --                 --
  Redeemed..........................       (530,361)         (208,579)       (42,530,305)       (44,994,265)
                                        -----------       -----------       ------------       ------------
    Change..........................      1,064,714         1,768,374         (3,823,963)        27,762,266
                                        -----------       -----------       ------------       ------------
INVESTOR SHARES:
  Issued............................        110,109             6,972***       8,079,984          7,501,540****
  Reinvested........................          2,038                42***          24,766             42,592****
  Redeemed..........................        (21,528)             (124)***     (9,987,223)        (3,383,759)****
                                        -----------       -----------       ------------       ------------
    Change..........................         90,619             6,890         (1,882,473)         4,160,373
                                        -----------       -----------       ------------       ------------
SWEEP SHARES:
  Issued............................             --                --                 --          1,810,010*****
  Redeemed..........................             --                --                 --           (700,000)*****
                                        -----------       -----------       ------------       ------------
    Change..........................             --                --                 --          1,110,010
                                        -----------       -----------       ------------       ------------
Change from share transactions......      1,155,333         1,775,264         (5,706,436)        33,032,649
                                        ===========       ===========       ============       ============

---------------

*      From commencement of operations on January 5, 2001.
**     From commencement of operations on September 6, 2000.
***    From commencement of operations on March 8, 2001.
****   From commencement of operations on October 4, 2000.
*****  From commencement of operations on October 5, 2000.

See accompanying notes to the financial statements.
 46

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       LEADER                               LEADER
                                                  MONEY MARKET FUND               TREASURY MONEY MARKET FUND
                                          ---------------------------------   ----------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                          AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2002   AUGUST 31, 2001*
                                          ---------------   ---------------   ---------------   ----------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income...................   $   6,109,581     $ 16,015,215      $  1,420,776       $  3,842,478
Net realized gains/(losses) on
  investments...........................           1,676           (3,603)           59,449             (1,135)
                                           -------------     ------------      ------------       ------------
Change in net assets resulting from
  operations............................       6,111,257       16,011,612         1,480,225          3,841,343
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income...................      (4,452,739)     (12,606,698)       (1,236,655)        (3,473,700)
DIVIDENDS TO INVESTOR SHAREHOLDERS FROM:
Net investment income...................      (1,344,692)      (2,303,818)**        (90,672)          (227,330)**
DIVIDENDS TO SWEEP SHAREHOLDERS FROM:
Net investment income...................        (312,150)      (1,104,699)***       (93,449)          (141,448)****
                                           -------------     ------------      ------------       ------------
Change in net assets from shareholder
  dividends.............................      (6,109,581)     (16,015,215)       (1,420,776)        (3,842,478)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions..........................    (133,665,963)     167,811,571       (53,632,916)       114,792,689
                                           -------------     ------------      ------------       ------------
Change in Net Assets....................    (133,664,287)     167,807,968       (53,573,467)       114,791,554
NET ASSETS:
  Beginning of period...................     443,994,088      276,186,120       114,791,554                 --
                                           -------------     ------------      ------------       ------------
  End of period.........................   $ 310,329,801     $443,994,088      $ 61,218,087       $114,791,554
                                           =============     ============      ============       ============
Undistributed Net Investment Income.....   $         255     $        255      $     43,632       $      8,401
                                           =============     ============      ============       ============

---------------

*     From commencement of operations on September 6, 2000.
**    From commencement of operations on October 4, 2000.
***   From commencement of operations on September 5, 2000.
****  From commencement of operations on October 5, 2000.

See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    LEADER                               LEADER
                                               MONEY MARKET FUND               TREASURY MONEY MARKET FUND
                                       ---------------------------------   ----------------------------------
                                         YEAR ENDED        YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                       AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2002   AUGUST 31, 2001*
                                       ---------------   ---------------   ---------------   ----------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued........   $ 872,128,276     $ 439,960,367     $ 198,292,201     $ 283,893,750
  Dividends reinvested...............         368,534            67,748                --            13,875
  Cost of shares redeemed............    (996,882,421)     (413,311,647)     (244,166,524)     (184,669,804)
                                        -------------     -------------     -------------     -------------
    Change...........................    (124,385,611)       26,716,468       (45,874,323)       99,237,821
                                        -------------     -------------     -------------     -------------
INVESTOR SHARES:
  Proceeds from shares issued........     212,821,544       161,530,282**       4,511,046        14,130,528**
  Dividends reinvested...............       1,511,480         2,063,142**         110,724           205,097**
  Cost of shares redeemed............    (208,613,376)      (59,228,331)**     (9,380,363)       (5,540,767)**
                                        -------------     -------------     -------------     -------------
    Change...........................       5,719,648       104,365,093        (4,758,593)        8,794,858
                                        -------------     -------------     -------------     -------------
SWEEP SHARES:
  Proceeds from shares issued........      28,000,000        51,750,010***      8,000,000         9,010,010****
  Cost of shares redeemed............     (43,000,000)      (15,020,000)***    (11,000,000)      (2,250,000)****
                                        -------------     -------------     -------------     -------------
    Change...........................     (15,000,000)       36,730,010        (3,000,000)        6,760,010
                                        -------------     -------------     -------------     -------------
  Change in net assets from capital
    transactions.....................   $(133,665,963)    $ 167,811,571     $ (53,632,916)    $ 114,792,689
                                        =============     =============     =============     =============
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued.............................     872,128,276       439,960,367       198,292,201       283,893,750
  Reinvested.........................         368,534            67,748                --            13,875
  Redeemed...........................    (996,882,421)     (413,311,647)     (244,166,524)     (184,669,804)
                                        -------------     -------------     -------------     -------------
    Change...........................    (124,385,611)       26,716,468       (45,874,323)       99,237,821
                                        -------------     -------------     -------------     -------------
INVESTOR SHARES:
  Issued.............................     212,821,544       161,530,282**       4,511,046        14,130,528**
  Reinvested.........................       1,511,480         2,063,142**         110,724           205,097**
  Redeemed...........................    (208,613,376)      (59,228,331)**     (9,380,363)       (5,540,767)**
                                        -------------     -------------     -------------     -------------
    Change...........................       5,719,648       104,365,093        (4,758,593)        8,794,858
                                        -------------     -------------     -------------     -------------
SWEEP SHARES:
  Issued.............................      28,000,000        51,750,010***      8,000,000         9,010,010****
  Redeemed...........................     (43,000,000)      (15,020,000)***    (11,000,000)      (2,250,000)****
                                        -------------     -------------     -------------     -------------
    Change...........................     (15,000,000)       36,730,010        (3,000,000)        6,760,010
                                        -------------     -------------     -------------     -------------
  Change from share transactions.....    (133,665,963)      167,811,571       (53,632,916)      114,792,689
                                        =============     =============     =============     =============

---------------

*     From commencement of operations on September 6, 2000.
**    From commencement of operations on October 4, 2000.
***   From commencement of operations on September 5, 2000.
****  From commencement of operations on October 5, 2000.

See accompanying notes to the financial statements.
 48

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                       INVESTMENT ACTIVITIES                LESS DIVIDENDS FROM
                                            -------------------------------------------   ------------------------
                                NET ASSET                    NET REALIZED      TOTAL                       NET
                                 VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                BEGINNING    INVESTMENT     GAINS/(LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
     INSTITUTIONAL SHARES       OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
     --------------------       ---------   -------------   --------------   ----------   ----------   -----------
LEADER GROWTH & INCOME FUND
Year ended August 31, 2002....   $25.55         $0.22           $(4.38)        $(4.16)      $(0.22)      $   --
Year ended August 31, 2001....    34.97          0.27            (8.52)         (8.25)       (0.29)       (0.88)
Year ended August 31, 2000....    30.37          0.32             4.75           5.07        (0.32)       (0.15)
Year ended August 31, 1999....    23.46          0.30             7.53           7.83        (0.27)       (0.65)
Year ended August 31, 1998....    22.18          0.23             1.72           1.95        (0.25)       (0.42)
LEADER BALANCED FUND
Year ended August 31, 2002....     9.53          0.23            (0.43)         (0.20)       (0.24)          --
Period ended August 31,
  2001*.......................    10.00          0.20            (0.53)         (0.33)       (0.14)          --
LEADER TAX-EXEMPT BOND FUND
Year ended August 31, 2002....    10.44          0.42             0.10           0.52        (0.42)       (0.10)
Year ended August 31, 2001....    10.07          0.45             0.43           0.88        (0.45)       (0.06)
Period ended August 31,
  2000**......................    10.00          0.05             0.07           0.12        (0.05)          --
LEADER INTERMEDIATE GOVERNMENT
  BOND FUND
Year ended August 31, 2002....    12.79          0.67             0.34           1.01        (0.67)          --
Year ended August 31, 2001....    11.97          0.72             0.82           1.54        (0.72)          --
Year ended August 31, 2000....    12.04          0.74            (0.07)          0.67        (0.74)          --
Year ended August 31, 1999....    13.00          0.72            (0.96)         (0.24)       (0.72)          --
Year ended August 31, 1998....    12.61          0.76             0.39           1.15        (0.76)          --
LEADER SHORT TERM BOND FUND
Year ended August 31, 2002....    10.12          0.41            (0.18)          0.23        (0.41)          --(e)
Period ended August 31,
  2001***.....................    10.00          0.30             0.12           0.42        (0.30)          --
LEADER TAX-EXEMPT MONEY MARKET FUND
Year ended August 31, 2002....     1.00          0.01               --(e)        0.01        (0.01)          --
Period ended August 31,
  2001****....................     1.00          0.03               --(e)        0.03        (0.03)          --
LEADER MONEY MARKET FUND
Year ended August 31, 2002....     1.00          0.02               --(e)        0.02        (0.02)          --
Year ended August 31, 2001....     1.00          0.05               --(e)        0.05        (0.05)          --
Year ended August 31, 2000....     1.00          0.06               --(e)        0.06        (0.06)          --
Period ended August 31,
  1999*****...................     1.00          0.01               --(e)        0.01        (0.01)          --
LEADER TREASURY MONEY MARKET
  FUND
Year ended August 31, 2002....     1.00          0.02               --(e)        0.02        (0.02)          --
Period ended August 31,
  2001****....................     1.00          0.05               --(e)        0.05        (0.05)          --

---------------

*      From the commencement of operations on January 3, 2001.
**     From the commencement of operations on July 24, 2000.
***    From the commencement of operations on January 5, 2001.
****   From the commencement of operations on September 6, 2000.
*****  From the commencement of operations on July 7, 1999.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)  Not annualized.
(d)  Annualized.
(e)  Amount less than $0.005.

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           CHANGE IN   NET ASSET
                                           NET ASSET     VALUE,
INSTITUTIONAL                    TOTAL     VALUE PER     END OF     TOTAL
SHARES                         DIVIDENDS     SHARE       PERIOD     RETURN
-------------                  ---------   ---------   ----------   ------
LEADER GROWTH & INCOME FUND
Year ended August 31, 2002....   (0.22)     $(4.38)      $21.17     (16.38)%
Year ended August 31, 2001....   (1.17)      (9.42)       25.55     (23.98)%
Year ended August 31, 2000....   (0.47)       4.60        34.97     16.80%
Year ended August 31, 1999....   (0.92)       6.91        30.37     33.73%
Year ended August 31, 1998....   (0.67)       1.28        23.46     8.84%
LEADER BALANCED FUND
Year ended August 31, 2002....   (0.24)      (0.44)        9.09     (2.11)%
Period ended August 31,
 2001*........................   (0.14)      (0.47)        9.53     (3.35)%(c)
LEADER TAX-EXEMPT BOND FUND
Year ended August 31, 2002....   (0.52)         --        10.44     5.29%
Year ended August 31, 2001....   (0.51)       0.37        10.44     8.92%
Period ended August 31,
 2000**.......................   (0.05)       0.07        10.07     1.16%(c)
LEADER INTERMEDIATE GOVERNMENT
 BOND FUND
Year ended August 31, 2002....   (0.67)       0.34        13.13     8.17%
Year ended August 31, 2001....   (0.72)       0.82        12.79     13.18%
Year ended August 31, 2000....   (0.74)      (0.07)       11.97     5.86%
Year ended August 31, 1999....   (0.72)      (0.96)       12.04     (1.97)%
Year ended August 31, 1998....   (0.76)       0.39        13.00     9.33%
LEADER SHORT TERM BOND FUND
Year ended August 31, 2002....   (0.41)      (0.18)        9.94     2.30%
Period ended August 31,
 2001***......................   (0.30)       0.12        10.12     4.26%(c)
LEADER TAX-EXEMPT MONEY MARKET
 FUND
Year ended August 31, 2002....   (0.01)         --         1.00     1.00%
Period ended August 31,
 2001****.....................   (0.03)         --         1.00     2.97%(c)
LEADER MONEY MARKET FUND
Year ended August 31, 2002....   (0.02)         --         1.00     1.75%
Year ended August 31, 2001....   (0.05)         --         1.00     5.14%
Year ended August 31, 2000....   (0.06)         --         1.00     5.60%
Period ended August 31,
 1999*****....................   (0.01)         --         1.00     0.67%(c)
LEADER TREASURY MONEY MARKET
 FUND
Year ended August 31, 2002....   (0.02)         --         1.00     1.71%
Period ended August 31,
 2001****.....................   (0.05)         --         1.00     4.88%(c)


                                                      RATIO/SUPPLEMENTARY DATA
                                ---------------------------------------------------------------------
                                NET ASSETS,      NET       NET INVESTMENT
                                  END OF       EXPENSES        INCOME         EXPENSES      PORTFOLIO
INSTITUTIONAL                     PERIOD      TO AVERAGE     TO AVERAGE      TO AVERAGE     TURNOVER
SHARES                            (000'S)     NET ASSETS     NET ASSETS     NET ASSETS(A)    RATE(B)
-------------                   -----------   ----------   --------------   -------------   ---------
LEADER GROWTH & INCOME FUND
Year ended August 31, 2002....   $134,134        1.09%          0.95%           1.50%            4%
Year ended August 31, 2001....    162,881        1.00%          0.94%           1.45%            6%
Year ended August 31, 2000....    177,528        0.82%          0.99%           1.32%           17%
Year ended August 31, 1999....    145,919        0.87%          1.05%           1.37%            9%
Year ended August 31, 1998....     74,131        0.99%          0.96%           1.49%           26%
LEADER BALANCED FUND
Year ended August 31, 2002....     43,096        1.28%          2.52%           1.80%            2%
Period ended August 31,
 2001*........................     44,667        1.11%(d)       3.03%(d)        1.70%(d)         8%
LEADER TAX-EXEMPT BOND FUND
Year ended August 31, 2002....     17,494        0.82%          4.14%           1.65%            0%
Year ended August 31, 2001....     21,369        0.75%          4.38%           1.51%           22%
Period ended August 31,
 2000**.......................     22,261        0.87%(d)       4.26%(d)        1.32%(d)         9%
LEADER INTERMEDIATE GOVERNMENT
 BOND FUND
Year ended August 31, 2002....    110,737        0.84%          5.26%           1.21%           61%
Year ended August 31, 2001....    126,615        0.82%          5.78%           1.22%           20%
Year ended August 31, 2000....    131,101        0.79%          6.28%           1.14%           14%
Year ended August 31, 1999....     80,607        0.82%          5.69%           1.17%           16%
Year ended August 31, 1998....     72,614        0.90%          5.92%           1.25%           32%
LEADER SHORT TERM BOND FUND
Year ended August 31, 2002....     28,151        0.98%          4.05%           1.67%           20%
Period ended August 31,
 2001***......................     17,890        0.96%(d)       4.50%(d)        1.83%(d)        22%
LEADER TAX-EXEMPT MONEY MARKET
 FUND
Year ended August 31, 2002....     23,939        0.76%          1.02%           1.40%          N/A
Period ended August 31,
 2001****.....................     27,762        0.65%(d)       2.91%(d)        1.23%(d)       N/A
LEADER MONEY MARKET FUND
Year ended August 31, 2002....    178,515        0.61%          1.81%           1.04%          N/A
Year ended August 31, 2001....    302,900        0.54%          5.05%           0.99%          N/A
Year ended August 31, 2000....    276,186        0.51%          5.50%           1.02%          N/A
Period ended August 31,
 1999*****....................    166,335        0.51%(d)       4.35%(d)        1.02%(d)       N/A
LEADER TREASURY MONEY MARKET
 FUND
Year ended August 31, 2002....     53,412        0.60%          1.75%           1.15%          N/A
Period ended August 31,
 2001****.....................     99,236        0.58%(d)       4.60%(d)        1.14%(d)       N/A

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                INVESTMENT ACTIVITIES                LESS DIVIDENDS FROM
                                                     -------------------------------------------   ------------------------
                                         NET ASSET                    NET REALIZED      TOTAL                       NET
                                          VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                         BEGINNING    INVESTMENT     GAINS/(LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
INVESTOR SHARES                          OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
---------------                          ---------   -------------   --------------   ----------   ----------   -----------
LEADER GROWTH & INCOME FUND
Year ended August 31, 2002.............   $25.50         $0.17           $(4.37)        $(4.20)      $(0.16)      $   --
Period ended August 31, 2001*..........    31.45          0.18            (5.07)         (4.89)       (0.18)       (0.88)
LEADER BALANCED FUND
Year ended August 31, 2002.............     9.52          0.21            (0.44)         (0.23)       (0.22)          --
Period ended August 31, 2001**.........     9.86          0.15            (0.36)         (0.21)       (0.13)          --
LEADER TAX-EXEMPT BOND FUND
Year ended August 31, 2002.............    10.43          0.40             0.11           0.51        (0.40)       (0.10)
Period ended August 31, 2001***........    10.17          0.30             0.32           0.62        (0.30)       (0.06)
LEADER INTERMEDIATE GOVERNMENT BOND
  FUND
Year ended August 31, 2002.............    12.78          0.64             0.34           0.98        (0.64)          --
Period ended August 31, 2001***........    12.49          0.51             0.29           0.80        (0.51)          --
LEADER SHORT TERM BOND FUND
Year ended August 31, 2002.............    10.11          0.39            (0.17)          0.22        (0.39)          --(f)
Period ended August 31, 2001****.......    10.00          0.21             0.11           0.32        (0.21)          --
LEADER TAX-EXEMPT MONEY MARKET FUND
Year ended August 31, 2002.............     1.00          0.01               --(f)        0.01        (0.01)          --
Period ended August 31, 2001*****......     1.00          0.02               --(f)        0.02        (0.02)          --
LEADER MONEY MARKET FUND
Year ended August 31, 2002.............     1.00          0.01               --(f)        0.01        (0.01)          --
Period ended August 31, 2001*****......     1.00          0.04               --(f)        0.04        (0.04)          --
LEADER TREASURY MONEY MARKET FUND
Year ended August 31, 2002.............     1.00          0.01               --(f)        0.01        (0.01)          --
Period ended August 31, 2001*****......     1.00          0.04               --(f)        0.04        (0.04)          --

SWEEP SHARES
------------
LEADER TAX-EXEMPT MONEY MARKET FUND
Year ended August 31, 2002.............     1.00          0.01               --(f)        0.01        (0.01)          --
Period ended August 31, 2001******.....     1.00          0.03               --(f)        0.03        (0.03)          --
LEADER MONEY MARKET FUND
Year ended August 31, 2002.............     1.00          0.01               --(f)        0.01        (0.01)          --
Period ended August 31, 2001*******....     1.00          0.05               --(f)        0.05        (0.05)          --
LEADER TREASURY MONEY MARKET FUND
Year ended August 31, 2002.............     1.00          0.02               --(f)        0.02        (0.02)          --
Period ended August 31, 2001******.....     1.00          0.04               --(f)        0.04        (0.04)          --

---------------

*        From the commencement of operations on October 26, 2000.
**       From the commencement of operations on February 20, 2001.
***      From the commencement of operations on December 26, 2000.
****     From the commencement of operations on March 8, 2001.
*****    From the commencement of operations on October 4, 2000.
******   From the commencement of operations on October 5, 2000.
*******  From the commencement of operations on September 5, 2000.

(a)  Total return excludes sales charge.
(b) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)  Not annualized.
(e)  Annualized
(f)  Amount less than $0.005.

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     CHANGE IN   NET ASSET
                                                     NET ASSET     VALUE,
                                           TOTAL     VALUE PER     END OF       TOTAL
INVESTOR SHARES                          DIVIDENDS     SHARE       PERIOD     RETURN(A)
---------------                          ---------   ---------   ----------   ---------
LEADER GROWTH & INCOME FUND
Year ended August 31, 2002..............  $(0.16)     $(4.36)      $21.14       (16.56)%
Period ended August 31, 2001*...........   (1.06)      (5.95)       25.50       (15.93)(d)
LEADER BALANCED FUND
Year ended August 31, 2002..............   (0.22)      (0.45)        9.07        (2.48)%
Period ended August 31, 2001**..........   (0.13)      (0.34)        9.52        (2.14)%(d)
LEADER TAX-EXEMPT BOND FUND
Year ended August 31, 2002..............   (0.50)       0.01        10.44         5.09%
Period ended August 31, 2001***.........   (0.36)       0.26        10.43         5.56%(d)
LEADER INTERMEDIATE GOVERNMENT
  BOND FUND
Year ended August 31, 2002..............   (0.64)       0.34        13.12         7.87%
Period ended August 31, 2001***.........   (0.51)       0.29        12.78         6.52%(d)
LEADER SHORT TERM BOND FUND
Year ended August 31, 2002..............   (0.39)      (0.17)        9.94         2.22%
Period ended August 31, 2001****........   (0.21)       0.11        10.11         3.19%(d)
LEADER TAX-EXEMPT MONEY MARKET FUND
Year ended August 31, 2002..............   (0.01)         --         1.00         0.50%
Period ended August 31, 2001*****.......   (0.02)         --         1.00         2.18%(d)
LEADER MONEY MARKET FUND
Year ended August 31, 2002..............   (0.01)         --         1.00         1.24%
Period ended August 31, 2001*****.......   (0.04)         --         1.00         4.09%(d)
LEADER TREASURY MONEY MARKET FUND
Year ended August 31, 2002..............   (0.01)         --         1.00         1.27%
Period ended August 31, 2001*****.......   (0.04)         --         1.00         3.95%(d)


SWEEP SHARES
------------
LEADER TAX-EXEMPT MONEY MARKET FUND
Year ended August 31, 2002..............   (0.01)         --         1.00         0.75%
Period ended August 31, 2001******......   (0.03)         --         1.00         2.40%(d)
LEADER MONEY MARKET FUND
Year ended August 31, 2002..............   (0.01)         --         1.00         1.49%
Period ended August 31, 2001*******.....   (0.05)         --         1.00         4.82%(d)
LEADER TREASURY MONEY MARKET FUND
Year ended August 31, 2002..............   (0.02)         --         1.00         1.52%
Period ended August 31, 2001******......   (0.04)         --         1.00         4.17%(d)


                                                                 RATIO/SUPPLEMENTARY DATA
                                          -----------------------------------------------------------------------
                                          NET ASSETS,      NET       NET INVESTMENT
                                            END OF       EXPENSES        INCOME         EXPENSES       PORTFOLIO
                                            PERIOD      TO AVERAGE     TO AVERAGE      TO AVERAGE      TURNOVER
INVESTOR SHARES                             (000'S)     NET ASSETS     NET ASSETS     NET ASSETS(B)     RATE(C)
---------------                           -----------   ----------   --------------   -------------   -----------
LEADER GROWTH & INCOME FUND
Year ended August 31, 2002..............   $  4,402        1.40%          0.66%           1.50%             4%
Period ended August 31, 2001*...........      1,897        1.45%(e)       0.55%(e)        1.55%(e)          6%
LEADER BALANCED FUND
Year ended August 31, 2002..............        536        1.58%          2.23%           1.80%             2%
Period ended August 31, 2001**..........        277        1.45%(e)       2.53%(e)        1.95%(e)          8%
LEADER TAX-EXEMPT BOND FUND
Year ended August 31, 2002..............        559        1.14%          3.83%           1.65%             0%
Period ended August 31, 2001***.........        250        1.16%(e)       3.97%(e)        1.66%(e)         22%
LEADER INTERMEDIATE GOVERNMENT
  BOND FUND
Year ended August 31, 2002..............      2,473        1.16%          4.94%           1.21%            61%
Period ended August 31, 2001***.........        880        1.12%(e)       5.27%(e)        1.22%(e)         20%
LEADER SHORT TERM BOND FUND
Year ended August 31, 2002..............        969        1.27%          3.77%           1.67%            20%
Period ended August 31, 2001****........         70        1.31%(e)       4.11%(e)        2.02%(e)         22%
LEADER TAX-EXEMPT MONEY MARKET FUND
Year ended August 31, 2002..............      2,278        1.26%          0.51%           1.65%           N/A
Period ended August 31, 2001*****.......      4,160        1.18%(e)       2.08%(e)        1.51%(e)        N/A
LEADER MONEY MARKET FUND
Year ended August 31, 2002..............    110,085        1.12%          1.24%           1.29%           N/A
Period ended August 31, 2001*****.......    104,364        1.08%(e)       3.92%(e)        1.26%(e)        N/A
LEADER TREASURY MONEY MARKET FUND
Year ended August 31, 2002..............      4,041        1.02%          1.43%           1.34%           N/A
Period ended August 31, 2001*****.......      8,795        1.06%(e)       3.90%(e)        1.37%(e)        N/A

SWEEP SHARES
------------
LEADER TAX-EXEMPT MONEY MARKET FUND
Year ended August 31, 2002..............      1,110        1.00%          0.75%           1.40%           N/A
Period ended August 31, 2001******......      1,110        0.98%(e)       1.75%(e)        1.31%(e)        N/A
LEADER MONEY MARKET FUND
Year ended August 31, 2002..............     21,730        0.87%          1.55%           1.04%           N/A
Period ended August 31, 2001*******.....     36,730        0.81%(e)       4.50%(e)        1.00%(e)        N/A
LEADER TREASURY MONEY MARKET FUND
Year ended August 31, 2002..............      3,764        0.78%          1.60%           1.09%           N/A
Period ended August 31, 2001******......      6,760        0.79%(e)       3.71%(e)        1.10%(e)        N/A

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

LEADER Mutual Funds (the "Trust") was organized as a Massachusetts business trust on April 28, 1994. The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust consists of eight series, the LEADER Growth & Income Fund, the LEADER Balanced Fund, the LEADER Tax-Exempt Bond Fund, the LEADER Intermediate Government Bond Fund, the LEADER Short Term Bond Fund, the LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund, and the LEADER Treasury Money Market Fund, (collectively, the "Funds" and individually, a "Fund"). All Funds, excluding the LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund, are referred to as the "Variable Funds". The LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund are referred to as the "Money Market Funds".

Each Variable Fund offers two classes of shares: Institutional Shares and Investor Shares. Each Money Market Fund offers three classes of shares:
Institutional Shares, Investor Shares and Sweep Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Trust:

Accounting Pronouncements: In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financials statements issued for fiscal years beginning after December 15, 2000. One of the provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities.

Effective September 1, 2001, the Funds adopted the new pronouncement. The change in accounting had no material impact on the Funds' financial statements.

Investment Valuation: The Variable Funds are valued as followed: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates fair value. The Money Market Funds' securities are valued at amortized cost, which approximates fair value.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are determined on the basis of identified cost.

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

Repurchase Agreements: Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date which, in the case of the Funds' transactions, is usually within seven days. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times. In the event that the seller defaults on their agreement to repurchase the security, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

Dividends to Shareholders: The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends on the LEADER Growth & Income Fund and the LEADER Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. Dividends are recorded on the ex-dividend date. Income dividends and realized capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and realized capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Estimates: The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into an Investment Advisory Agreement with Union Planters Investment Advisors, Inc. ("UPIA"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. UPIA has voluntarily agreed to reduce its fees for each Fund as follows:

                                                                 ANNUAL FEE         ANNUAL FEE
                                                              BEFORE VOLUNTARY    AFTER VOLUNTARY
FUND                                                             REDUCTION           REDUCTION
----                                                          ----------------    ---------------
LEADER Growth & Income Fund.................................        0.75%              0.65%
LEADER Balanced Fund........................................        0.80%              0.57%
LEADER Tax-Exempt Bond Fund.................................        0.50%              0.00%
LEADER Intermediate Government Bond Fund....................        0.50%              0.43%
LEADER Short Term Bond Fund.................................        0.55%              0.16%
LEADER Tax-Exempt Money Market Fund.........................        0.40%              0.05%
LEADER Money Market Fund....................................        0.40%              0.25%
LEADER Treasury Money Market Fund...........................        0.40%              0.14%

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc., ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Funds are affiliated, serves the Funds as administrator and distributor while BISYS Ohio provides fund accounting and transfer agency services for the Funds. Such trustees and officers are paid no fees directly by the Funds for serving as officers of the Funds. As the administrator for the Trust, pursuant to an administration agreement, BISYS is entitled to a fee computed at an annual rate of 0.20% of the Trust's average daily net assets.

Each Fund, with respect to the Institutional Shares, has adopted an Administrative Services Plan (the "Services Plan"). Under the Services Plan, the Variable Funds will pay a monthly fee at an annual rate not to exceed 0.30%, and each Money Market Fund an annual rate not to exceed 0.25% of the average daily net assets of each Fund's Institutional Shares. Part or all of these fees may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Institutional Shares of the Funds.

The Funds have adopted a Rule 12b-1 Distribution and Service Plan (a "12b-1 Plan") with the Trust with respect to Investor Shares. The 12b-1 Plan compensates the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. The Trust will pay a fee at an annual rate with respect to the Variable Funds not to exceed 0.30% and with respect to the Money Market Funds, not to exceed 0.50% of the average daily net assets attributable to its Investor Shares.

Each Money Market Fund, with respect to the Sweep Shares, has adopted a Distribution and Shareholder Servicing Plan (the "Shareholder Servicing Plan") pursuant to rule 12b-1. The fee payable under the Shareholder Servicing Plan may be paid to financial institutions that provide a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution. This

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

fee is paid monthly at an annual rate of 0.25% of the average daily net assets of the Money Market Funds' respective Sweep Shares.

BISYS is entitled to receive commissions on sales of shares of the Funds. For the year ended August 31, 2002, BISYS received $155,796 of commissions on sales of shares of the Funds, of which $139,232 was allowed to affiliated broker/dealers of the Funds.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for each Fund for the year ended August 31, 2002 were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
LEADER Growth & Income Fund.................................  $ 8,908,509   $ 5,231,268
LEADER Balanced Fund........................................    3,324,546       954,260
LEADER Tax-Exempt Bond Fund.................................           --     4,156,075
LEADER Intermediate Government Bond Fund....................   67,192,621    78,531,894
LEADER Short Term Bond Fund.................................   15,799,787     4,500,505

5. CONCENTRATION OF CREDIT RISK

The Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund are more susceptible to economic and political factors adversely affecting issuers of securities that are held in their respective portfolios. The Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund had the following concentrations at August 31, 2002, (as a percentage of total investments):

TAX-EXEMPT BOND FUND
AIRPORTS AND FLYING FIELDS..................................   4.98%
EDUCATIONAL SERVICES........................................   5.77%
ELECTRIC DISTRIBUTING EQUIPMENT.............................   4.95%
ELECTRIC SERVICES...........................................  11.97%
ENVIRONMENTAL QUALITY.......................................   1.96%
FACILITIES SUPPORT SERVICES.................................   3.03%
GENERAL OBLIGATION..........................................  34.12%
HEALTH SERVICES.............................................   5.96%
HOSPITALS...................................................  11.81%
INDUSTRIAL REVENUE..........................................   3.36%
MANAGEMENT INVESTMENT, OPEN-END.............................   0.19%
OTHER UTILITIES.............................................   3.53%
REGULATION, ADMIN. OF UTILITIES.............................   5.72%
SCHOOLS & EDUCATIONAL SERVICES..............................   2.65%

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

TAX-EXEMPT MONEY MARKET
ADMIN. OF GENERAL ECONOMIC PROGRAM..........................   5.51%
AIR, WATER & SOLID WASTE MANAGEMENT.........................   3.67%
COLLEGES AND UNIVERSITIES, N.E..............................   5.87%
ECONOMIC DEVELOPMENT REVENUE................................   1.06%
ELECTRIC SERVICES...........................................   3.67%
ENVIRONMENTAL QUALITY.......................................   7.19%
FACILITIES SUPPORT SERVICES.................................  14.12%
FINANCIAL SERVICES..........................................   3.67%
FINANCE, TAXATION, & MONETARY...............................  11.06%
GENERAL OBLIGATION..........................................   3.71%
HEALTH SERVICES.............................................   2.04%
HOSPITALS...................................................   3.67%
HOUSING AND URBAN DEVELOPMENT...............................   3.67%
INDUSTRIAL REVENUE..........................................  13.88%
MANAGEMENT INVESTMENT, OPEN-END.............................   1.59%
MULTI-FAMILY HOUSING........................................   2.88%
OTHER REVENUE...............................................   9.81%
POLLUTION CONTROL...........................................   2.93%

6. FEDERAL INCOME TAX INFORMATION

At August 31, 2002, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

LEADER Growth & Income Fund.................................   $  215,976   Expires 2009
                                                                4,641,928   Expires 2010
LEADER Balanced Fund........................................      935,131   Expires 2010
LEADER Money Market Fund....................................        2,541   Expires 2010

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following funds had deferred losses, which will be treated as arising on the first business day of the fiscal year ending August 31, 2003:

                            FUND                              POST-OCTOBER CAPITAL LOSSES
                            ----                              ---------------------------
LEADER Growth & Income Fund.................................          $2,914,603
LEADER Balanced Fund........................................             504,400
LEADER Short Term Bond Fund.................................              95,238

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

7. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED):

The tax character of dividends paid to shareholders during the fiscal year ended August 31, 2002 was as follows:

                                   DIVIDENDS PAID FROM
                                --------------------------
                                                  NET          TOTAL         TAX         TAX         TOTAL
                                 ORDINARY      LONG TERM      TAXABLE      EXEMPT       RETURN     DIVIDENDS
                                  INCOME     CAPITAL GAINS   DIVIDENDS    DIVIDENDS   OF CAPITAL      PAID
                                 --------    -------------   ----------   ---------   ----------   ----------
LEADER Growth & Income Fund...  $1,443,560     $     --      $1,443,560   $     --       $--       $1,443,560
LEADER Balanced Fund..........   1,144,381           --       1,144,381         --        --        1,144,381
LEADER Tax-Exempt Bond Fund...          --      183,590         183,590    758,538        --          942,128
LEADER Intermediate Government
  Bond Fund...................   6,151,492           --       6,151,492         --        --        6,151,492
LEADER Short Term Bond Fund...   1,028,632           --       1,028,632         --        --        1,028,632
LEADER Tax-Exempt Money Market
  Fund........................         538           --             538    299,620        --          300,158
LEADER Money Market Fund......   6,945,101           --       6,945,101         --        --        6,945,101
LEADER Treasury Money Market
  Fund........................   1,659,931           --       1,659,931         --        --        1,659,931

As of August 31, 2002 the components of accumulated earnings on a tax basis was as follows:

                                                     UNDISTRIBUTED                             ACCUMULATED
                     UNDISTRIBUTED   UNDISTRIBUTED     LONG-TERM                                 CAPITAL        UNREALIZED
                      TAX EXEMPT       ORDINARY         CAPITAL      ACCUMULATED   DIVIDENDS    AND OTHER     APPRECIATION/
                        INCOME          INCOME           GAINS        EARNINGS      PAYABLE      LOSSES*      (DEPRECIATION)
                     -------------   -------------   -------------   -----------   ---------   -----------   ----------------
LEADER Growth &
  Income Fund.......    $    --        $343,032        $     --       $343,032     $      --   $(7,772,507)     $6,224,920
LEADER Balanced
  Fund..............         --         245,972              --        245,972            --    (1,439,531)     (3,276,784)
LEADER Tax-Exempt
  Bond Fund.........     60,626              --          14,144         74,770       (60,626)           --       1,289,059
LEADER Intermediate
  Government Bond
  Fund..............         --         449,973         220,146        670,119      (440,548)           --       6,670,737
LEADER Short Term
  Bond Fund.........         --         102,093              --        102,093      (103,531)      (95,238)       (211,061)
LEADER Tax-Exempt
  Money Market
  Fund..............     29,625              --              --         29,625       (21,170)           --              --
LEADER Money Market
  Fund..............         --         278,715              --        278,715      (278,460)       (2,541)             --
LEADER Treasury
  Money Market
  Fund..............         --         111,179          23,083        134,262       (67,547)           --              --

                         TOTAL
                      ACCUMULATED
                       EARNINGS/
                       (DEFICIT)
                      -----------
LEADER Growth &
  Income Fund.......  $(1,204,555)
LEADER Balanced
  Fund..............   (4,470,343)
LEADER Tax-Exempt
  Bond Fund.........    1,303,203
LEADER Intermediate
  Government Bond
  Fund..............    6,900,308
LEADER Short Term
  Bond Fund.........     (307,737)
LEADER Tax-Exempt
  Money Market
  Fund..............        8,455
LEADER Money Market
  Fund..............       (2,286)
LEADER Treasury
  Money Market
  Fund..............       66,715

For Corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended August 31, 2002, qualify for the corporate dividends received deduction for the following Funds.

LEADER Growth & Income Fund.................................  100.00%
LEADER Balanced Fund........................................   31.00%

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED

During the year ended August 31, 2002, the LEADER Tax-Exempt Bond Fund declared tax-exempt income dividends in the amount of $758,538 and the LEADER Tax-Exempt Money Market Fund declared tax-exempt income dividends in the amount of $299,620.

LEADER MUTUAL FUNDS
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

8. TRUSTEES' (UNAUDITED):

Overall responsibility for management of the Funds rests with its Board of Trustees', who are elected by the Shareholders of the Funds. The Trustees' elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees', their addresses, ages, length of tenure, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are listed below.

                                                                                            NUMBER OF     DIRECTORSHIPS
                                              TERM OF                                     PORTFOLIOS IN       HELD
                            POSITION(S)    OFFICE/LENGTH                                  FUND COMPLEX       OUTSIDE
                           HELD WITH THE      OF TIME           PRINCIPAL OCCUPATION       OVERSEEN BY      THE FUND
    NAME AND ADDRESS       LEADER FUNDS        SERVED         DURING THE PAST 5 YEARS        TRUSTEE         COMPLEX
    ----------------       -------------   -------------      -----------------------     -------------   -------------
NON-INTERESTED TRUSTEE
Harry R. Maier                Trustee        12/95-         President, Memorial                 8              N/A
Memorial Hospital                           present         Hospital, Belleville,
4500 Memorial Drive                                         Illinois -- 1977 to present
Belleville, IL 62226
Birthdate: 11/18/1946
Neil Seitz                    Trustee        4/96-          Professor, School of                8              N/A
School of Business                          present         Business, Saint Louis
Saint Louis University                                      University -- 1975 to
3674 Lindell Blvd.                                          present; Dean, School of
St. Louis, MO 63108                                         Business, Saint Louis
Birthdate: 5/30/1943                                        University -- 1993 to 2002
Eugene K. Cashman, Jr.        Trustee        12/01-         President and Chief                 8              N/A
LHS, Inc.                                   present         Executive Officer, Le
1000 Ridgeway Loop Road                                     Bonheur Health Systems,
Suite 310                                                   Inc. -- 1983 to present
Memphis, TN 38120
Birthdate: 11/12/1941

INTERESTED TRUSTEE
Brad L. Badgley               Trustee        10/97-         Attorney, Brad L. Badgley,          8              N/A
Brad L. Badgley, P.C.                       present         P.C. Director, Magna Trust
26 Public Square                                            Company (an affiliate of
Belleville, IL 62220                                        Magna Bank, N.A., which
Birthdate: 8/16/1952                                        merged into Union Planters
                                                            Bank, National Association
                                                            ("Union Planters Bank") in
                                                            1998); Director, Bank Star
                                                            One -- 1995 to present
Alan W. Kennebeck             Trustee        12/01-         Senior Executive Vice               8              N/A
Union Planters                              present         President, Union Planters
Corporation                                                 Corporation -- 2000 to
6200 Poplar Avenue                                          present. Chairman, Union
Memphis, TN 38119                                           Planters Advisors -- 2000 to
Birthdate: 2/21/1946                                        present. President, Amcore
                                                            Financial -- 1995 to 2000

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of the LEADER Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the LEADER Mutual Funds - LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Government Bond Fund, LEADER Short Term Bond Fund, LEADER Tax-Exempt Money Market Fund, LEADER Money Market Fund and LEADER Treasury Money Market Fund (collectively, the Funds), including the schedules of portfolio investments, as of August 31, 2002, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended August 31, 2000 and prior were audited by other auditors whose report thereon dated October 18, 2000 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds as of August 31, 2002, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
October 16, 2002

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                                     10/02